United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/22

Date of Reporting Period: 03/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2022

Share Class | Ticker	A | FRSAX	A1 | FFRFX	Institutional | FFRSX
R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2021 through March 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2022, was 1.52% for the Class A Shares, 1.63% for the Class A1 Shares, 1.77% for the Institutional Shares and 1.89% for the Class R6 Shares. The 1.89% total return for the Class R6 Shares during the reporting period consisted of 3.68% of dividends and reinvestments and -1.79% of depreciation in the net asset value of the shares. The ICE BofA US 3-Month Treasury Bill Index (BA3MT),1 the Fund’s broad-based securities market index, had a total return of 0.06%, and the Fund’s custom blended index (“Blended Benchmark”)2 (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% ICE BofA 1-Year US Treasury Note Index (BA1YT)/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index) had a total return of 1.49% for the same reporting period. The Fund’s total return during the reporting period reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BA3MT or the Blended Benchmark.
During the reporting period, the primary components of the Fund’s investment strategy which affected performance relative to the Blended Benchmark3 were: (a) allocation of Fund assets among the following three broad sectors: domestic noninvestment-grade,4 domestic investment-grade and foreign;5 and (b) the selection of securities within each of the Fund’s sectors.
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the Blended Benchmark.
MARKET OVERVIEW
During the reporting period, domestic leveraged finance asset classes6 experienced negative volatility over the final months and generated relatively muted absolute returns. This included the U.S. leveraged loan market. Credit risk spreads and loan asset prices bounced around in a fairly tight range as macroeconomic and geopolitical factors created a growing climate of uncertainty. In fact, the spread between the CSLLI and 3-month Secured Overnight Financing Rate (SOFR) (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, was unchanged at 4.49% at the beginning and the end of the reporting period.7,8 The average price of assets in the CSLLI (excluding defaulted constituents) declined modestly from $98.08 to $97.48 during the same timeframe. The current income stream generated by leveraged loans more than offset the decrease in loan asset prices resulting in a modest positive total return for the asset class.
During the reporting period, riskier asset classes, including U.S. leveraged loans, exhibited an increasing amount of volatility due to a variety of swirling headwinds. Risk investors enjoyed relative calm and steady performance during the early phases of the reporting period fueled by an improving
Annual Shareholder Report

macroeconomic backdrop and ample liquidity generated by accommodative monetary policy and fiscal stimulus in the U.S. Volatility ratcheted much higher along the way due to concerns surrounding the Omicron variant of Covid-19, increasingly sticky inflation, the dramatic rise and flattening of the U.S. Treasury yield curve, perceived Federal Reserve (the “Fed”) action and finally the Russian invasion of Ukraine. Given the inflation concerns and commentary from Fed members, markets adjusted and increased expectations of the number and size of Fed tightening actions moving forward. U.S. Treasury interest rates increased at a rapid pace and the yield curve flattened with the 2-year rate increasing 206 basis points (bp) and the 5-year rate increasing 150 bp from September 2021 through March 2022. This was the primary driver for underperformance of longer duration asset classes relative to the loan market. The Russian invasion of Ukraine created even greater volatility and uncertainty for risk markets. While the longer-term economic impact remains to be seen, the war exacerbated the negative impact of high oil and natural gas prices which were already running at elevated levels. While the energy sector benefited from higher commodity prices, a variety of other sectors began to experience even more input cost pressure. The aforementioned factors caused a great deal of volatility in risk markets leading to negative returns for longer-duration fixed-income asset classes.
On a positive note, the leveraged loan market offered relatively strong performance versus longer duration fixed-income classes, including U.S. corporate bonds and U.S. Treasuries. Leveraged loans benefited from a solid fundamental credit backdrop, limited interest rate duration in the face of rising rates and strong technical demand for the loan asset class. Following credit stumbles in 2020, the leveraged finance issuer default rate improved dramatically throughout 2021 and into the end of the reporting period. U.S. leveraged finance market default rates subsided to levels well below longer term averages, and national rating agency credit issuer upgrades outpaced downgrades signaling a healthy credit environment. From a technical standpoint, the combination of high current income and limited interest rate duration are characteristics of the leveraged loan market that attracted an array of investors seeking yield and lower interest rate risk throughout most of the reporting period.
With rapidly increasing inflation and expectations of more sustained monetary policy tightening in the U.S., funding rates moved higher. For example, the U.S. Term SOFR 3-month rate increased from 0.02% at the beginning of the period to 0.67% as of March 31, 2022.
SECTOR ALLOCATION
The Fund’s sector weightings were a positive contributor to performance relative to the Blended Benchmark. In general, the Fund’s assets were positioned with an overweight weighting to the riskier domestic noninvestment-grade sector and an underweight weighting to the higher quality domestic investment-grade sector during the reporting period. Given
Annual Shareholder Report

their limited interest rate duration risk and healthy fundamental credit characteristics, leveraged loan assets with a higher level of yield outperformed higher quality short-term and floating rate assets.
SECURITY SELECTION
Negative security selection modestly detracted from the Fund’s outperformance relative to the Blended Benchmark during the reporting period. Within the domestic noninvestment-grade sector, the Fund’s portfolio performance was negatively impacted by holdings in lower duration high-yield bonds, which trailed the performance of leveraged loans. Fund holdings in various investment grade-rated asset classes, 4 including bank loans and collateralized loan obligations, produced blended returns which exceeded that portion of the Blended Benchmark, due primarily to the limited interest duration and higher yield characteristics of these asset classes. Within the foreign sector, leveraged bank loans and trade finance instruments produced returns which outperformed that portion of the Blended Benchmark, which again was primarily due to limited interest rate duration and higher yield associated with these asset classes.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the BA3MT.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the Blended Benchmark.
3
The impact of these factors on Fund performance relative to the index is discussed below and in terms of fund gross performance (i.e., without regard to actual cash flows, transaction costs and other expenses).
4
Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5
International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards.
6
In addition to the risks generally associated with debt instruments such as credit, market, interest rate, liquidity and derivatives risk, leveraged loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
7
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8
Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much as fixed-rate debt instruments if interest rates decline.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) from March 31, 2012 to March 31, 2022 compared to the ICE BofA US 3-Month Treasury Bill Index (BA3MT),2,3 and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)4/30% ICE BofA 1-Year US Treasury Note Index (BA1YT)5/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index6 (the “Blended Benchmark”). The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2022

◾ Total returns shown for Class A1 Shares include the maximum sales charge of 2.00%($10,000 investment minus $200 sales charge = $9,800) as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns Table for the Period Ended 3/31/2022
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Year	10 Year
Class A Shares	0.46%	2.10%	2.81%
Class A1 Shares[7]	-0.36%	1.92%	2.71%
Institutional Shares	1.77%	2.62%	3.24%
Class R6 Shares[8]	1.89%	2.63%	3.15%
BA3MT	0.06%	1.13%	0.63%
Blended Benchmark	1.49%	2.83%	2.82%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900); for Class A1 Shares, a maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BA3MT and the Blended Benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The BA3MT and the Blended Benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3
The BA3MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
4
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.
5
The BA1YT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
Annual Shareholder Report

6
The ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index is an independent calculation of the ICE BofA 1-Month London Interbank Offered Rate (LIBOR).
7
The Fund’s Class A1 Shares commenced operations on October 23, 2020. For the period prior to the commencement of operations of A1 Shares, the performance information shown for the Fund’s A1 Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the A1 Shares, since the A1 Shares have the same expense ratio as the Class A Shares. The performance of the Class A Shares has been adjusted to reflect differences in sales loads and charges imposed on the purchase of the Class A1 and Class A Shares.
8
The Fund’s Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	62.5%
Corporate Bonds	16.8%
Project and Trade Finance Core Fund	9.6%
Asset-Backed Securities	7.4%
Collateralized Mortgage Obligations	1.8%
Other Security Types[3]	0.8%
Non-Agency Mortgage Backed Securities	0.1%
Adjustable Rate Mortgages[4]	0.0%
Cash Equivalents[5]	4.5%
Other Assets and Liabilities—Net[6]	(3.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	Other Security Types consist of exchange-traded funds, common stock and warrants.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2022
Principal Amount or Shares			Value
		CORPORATE BONDS— 5.2%
		Aerospace/Defense— 0.0%
$ 500,000		TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	$ 496,873
		Building Materials— 0.4%
4,250,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	4,032,379
		Cable Satellite— 0.9%
8,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	7,880,600
2,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	1,950,000
		TOTAL	9,830,600
		Chemicals— 0.2%
575,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	564,199
2,425,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,070,186
		TOTAL	2,634,385
		Consumer Cyclical Services— 0.3%
4,000,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,842,060
		Diversified Manufacturing— 0.1%
650,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	651,775
		Financial Institution - Banking— 0.1%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 1.072% (SOFR +0.800%), 3/17/2023	1,633,666
		Gaming— 0.5%
4,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,979,840
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,066,040
		TOTAL	6,045,880
		Health Care— 0.3%
1,250,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,210,250
1,800,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,628,622
400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	406,942
		TOTAL	3,245,814
		Industrial - Other— 0.4%
2,000,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	1,955,540
2,000,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,980,460
		TOTAL	3,936,000
		Insurance - P&C— 0.2%
1,750,000		NFP Corp., Sec. Fac. Bond, 144A, 4.875%, 8/15/2028	1,674,601
		Media Entertainment— 0.1%
1,429,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,430,958
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Metals & Mining— 0.5%
$ 2,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	$ 2,433,737
2,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	2,578,800
		TOTAL	5,012,537
		Midstream— 0.0%
350,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	361,837
		Pharmaceuticals— 0.9%
3,261,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,291,572
2,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,604,059
4,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,966,940
2,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	953,470
1,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	934,820
		TOTAL	9,750,861
		Retailers— 0.2%
2,175,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	2,236,672
		Technology— 0.1%
750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	701,422
		TOTAL CORPORATE BONDS (IDENTIFIED COST $62,645,096)	57,518,320
	[1]	ASSET-BACKED SECURITIES— 3.8%
		Credit Card— 0.2%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.938% (1-month USLIBOR +0.490%), 7/21/2024	2,103,452
		Finance Companies— 3.6%
2,000,000		Aimco 2020-12A, Class DR, 3.133%, (SOFR +2.900%), 1/17/2032	1,965,802
1,750,000		Anchorage Capital CLO, LTD. 2020-15A, Class DR, 3.654% (3-month USLIBOR +3.400%), 7/20/2034	1,739,560
2,750,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 3.841% (3-month USLIBOR +3.600%), 7/15/2032	2,761,503
500,000		Ballyrock LTD., 2020-14A, Class C, 3.854% (3-month USLIBOR +3.600%), 1/20/2034	478,065
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.341% (3-month USLIBOR +3.100%), 1/17/2032	1,236,212
1,500,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.430% (3-month USLIBOR +2.950%), 5/20/2034	1,472,857
750,000		Dryden Senior Loan Fund 2021-90A, Class D, 3.160% (3-month USLIBOR +3.000%), 2/20/2035	738,557
2,250,000		Elmwood CLO X LTD., 2021-3A, Class D, 3.154% (3-month USLIBOR +2.900%), 10/20/2034	2,216,249
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 1,400,000		Elmwood CLO, XI, LTD., 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	$ 1,373,777
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.304% (3-month USLIBOR +2.050%), 4/20/2034	743,580
1,250,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.404% (3-month USLIBOR +3.150%), 4/20/2034	1,236,064
750,000		Magnetite CLO LTD., 2020-28A, Class DR, 3.130% (3-month USLIBOR +2.900%), 1/20/2035	732,683
1,250,000		Magnetite CLO, LTD., 2021-30A, Class D, 3.082% (3-month USLIBOR +2.950%), 10/25/2034	1,226,615
1,750,000		Magnetite CLO, LTD., 2021-31A, Class D, 3.241% (3-month USLIBOR +3.000%), 7/15/2034	1,724,806
500,000		Neuberger Berman CLO, LTD., 2020-39A, Class C, 2.504% (3-month USLIBOR +2.250%), 1/20/2032	498,943
500,000		Neuberger Berman CLO, LTD., 2020-39A, Class D, 3.854% (3-month USLIBOR +3.600%), 1/20/2032	504,217
1,250,000		OCP CLO, LTD., 2019-16A, Class DR, 3.381% (3-month USLIBOR +3.150%), 4/10/2033	1,219,097
750,000		OCP CLO, LTD., 2020-18A, Class CR, 2.204% (3-month USLIBOR +1.950%), 7/20/2032	738,373
2,000,000		OCP CLO, LTD., 2020-18A, Class DR, 3.454% (3-month USLIBOR +3.200%), 7/20/2032	1,966,872
1,000,000		OCP CLO, LTD., 2020-8RA, Class C, 3.991% (3-month USLIBOR +3.750%), 1/17/2032	989,719
1,750,000		OSD CLO, LTD., 2021-23A, Class D, 3.915% (3-month USLIBOR +2.950%), 4/17/2031	1,721,993
324,364		Palmer Square Loan Funding 2019-4A, Class A1, 1.158% (3-month USLIBOR +0.900%), 10/24/2027	323,246
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.858% (3-month USLIBOR +1.600%), 10/24/2027	2,499,815
2,000,000		Parallel LTD., 2017-1A, Class DR, 3.354% (3-month USLIBOR +3.100%), 7/20/2029	1,954,032
1,500,000		Parallel LTD., 2020-1A, Class CR, 3.654% (3-month USLIBOR +3.400%), 7/20/2034	1,449,837
1,250,000		Parallel LTD., 2021-1A, Class D, 3.691% (3-month USLIBOR +3.450%), 7/15/2034	1,208,307
500,000		Pikes Peak CLO, 2021-7A, Class D, 3.898% (3-month USLIBOR +3.400%), 2/25/2034	498,480
1,000,000		Rockland Park CLO, LTD., 2021-1A, Class C, 2.154% (3-month USLIBOR +1.900%), 4/20/2034	978,119
2,500,000		Symphony CLO, LTD., 2016 - 18A, Class DR, 3.509% (3-month USLIBOR +3.250%), 7/23/2033	2,486,595
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 1,750,000		Symphony CLO, LTD., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	$ 1,736,587
		TOTAL	40,420,562
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $43,071,365)	42,524,014
	[1]	FLOATING RATE LOANS— 2.5%
		Building Materials— 0.1%
1,594,375		Standard Industries, Inc., 2021 Term Loan–1st Lien, Series B, 3.788% (6-month USLIBOR + 2.500%), 9/22/2028	1,592,781
		Cable Satellite— 0.2%
1,893,689		DirecTV Financing, LLC, Term Loan–1st Lien, 5.750% (3-month USLIBOR + 5.000%), 8/2/2027	1,894,058
		Consumer Cyclical Services— 0.4%
4,000,000		Garda World Security Corp., 2022 Term Loan–1st Lien, Series B, 4.567% (SOFR + 4.250%), 2/1/2029	3,970,000
		Diversified Manufacturing— 0.2%
2,000,000	[4]	Entegris, Inc., 2022 Term Loan B–1st Lien, TBD, 3/2/2029	1,997,920
		Gaming— 0.3%
3,984,988		Stars Group Holdings B.V., Term Loan–1st Lien, 3.256% (3-month USLIBOR + 2.250%), 7/21/2026	3,957,591
		Health Care— 0.1%
1,250,000		ICU Medical, Inc., Term Loan–1st Lien, 3.000% (SOFR + 2.500%), 1/8/2029	1,247,069
		Industrial - Other— 0.3%
3,987,787	[4]	Resideo Funding, Inc., 2021 Term Loan–1st Lien, TBD, 2/11/2028	3,936,285
		Midstream— 0.2%
1,990,000		DT Midstream, Inc., Term Loan–1st Lien, Series B, 2.500%–3.006% (3-month USLIBOR + 2.000%, 6-month USLIBOR + 2.000%), 6/26/2028	1,984,722
		Technology— 0.7%
4,000,000	[4]	II-VI, Inc., 2021 Term Loan B–1st Lien, TBD, 12/1/2028	3,980,000
3,473,871		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 2.750% (1-month USLIBOR + 2.250%), 12/1/2028	3,453,601
		TOTAL	7,433,601
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $28,011,259)	28,014,027
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 1.8%
		Federal Home Loan Mortgage Corporation— 0.5%
79,605		FHLMC REMIC, Series 3122, Class FE, 0.696% (1-month USLIBOR +0.300%), 3/15/2036	79,701
410,057		FHLMC REMIC, Series 3241, Class FM, 0.776% (1-month USLIBOR +0.380%), 11/15/2036	412,267
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 2,028,599		FHLMC REMIC, Series 4903, Class NF, 0.856% (1-month USLIBOR +0.400%), 8/25/2049	$ 2,036,719
2,971,094		FHLMC REMIC, Series 4911, Class FB, 0.906% (1-month USLIBOR +0.450%), 9/25/2049	2,975,861
		TOTAL	5,504,548
		Federal National Mortgage Association— 1.3%
410,569		FNMA REMIC, Series 2006-99, Class AF, 0.876% (1-month USLIBOR +0.420%), 10/25/2036	413,066
262,051		FNMA REMIC, Series 2006-111, Class FA, 0.776% (1-month USLIBOR +0.380%), 11/25/2036	263,261
65,910		FNMA REMIC, Series 2010-134, Class BF, 0.886% (1-month USLIBOR +0.430%), 10/25/2040	66,125
107,303		FNMA REMIC, Series 2010-135, Class FP, 0.856% (1-month USLIBOR +0.400%), 12/25/2040	107,937
303,207		FNMA REMIC, Series 2012-79, Class F, 0.906% (1-month USLIBOR +0.450%), 7/25/2042	304,707
6,514,046		FNMA REMIC, Series 2016-50, Class FM, 0.856% (1-month USLIBOR +0.400%), 8/25/2046	6,542,261
2,951,616		FNMA REMIC, Series 2018-35, Class FA, 0.756% (1-month USLIBOR +0.300%), 5/25/2048	2,935,164
3,227,325		FNMA REMIC, Series 2019-24, Class BF, 0.856% (1-month USLIBOR +0.400%), 5/25/2049	3,242,668
		TOTAL	13,875,189
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,350,165)	19,379,737
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY— 0.1%
		Non-Agency Mortgage— 0.1%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.645% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,624,031
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
62,474		FHLMC ARM, 2.119%, 8/1/2035	64,344
36,881		FHLMC ARM, 2.186%, 7/1/2034	38,514
28,219		FHLMC ARM, 2.354%, 5/1/2034	29,630
28,530		FHLMC ARM, 2.625%, 5/1/2036	29,822
		TOTAL	162,310
		Federal National Mortgage Association ARM— 0.0%
17,796		FNMA ARM, 1.768%, 9/1/2035	18,468
50,820		FNMA ARM, 1.960%, 2/1/2036	52,704
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— continued
$ 15,368		FNMA ARM, 2.436%, 4/1/2034	$ 16,018
		TOTAL	87,190
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $252,819)	249,500
		INVESTMENT COMPANIES— 87.1%
88,805,076		Bank Loan Core Fund	840,984,074
18,138,197		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.34%[5]	18,130,941
12,227,702		Project and Trade Finance Core Fund	105,891,899
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $996,112,021)	965,006,914
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,151,066,725)[6]	1,114,316,543
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(6,030,740)
		TOTAL NET ASSETS—100%	$1,108,285,803
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2021	$489,092,009	$14,022,251	$53,116,844	$556,231,104
Purchases at Cost	$366,000,001	$366,354,251	$54,999,999	$787,354,251
Proceeds from Sales	$—	$(362,227,954)	$—	$(362,227,954)
Change in Unrealized Appreciation/ Depreciation	$(14,107,936)	$963	$(2,224,944)	$(16,331,917)
Net Realized Gain/(Loss)	$—	$(18,570)	$—	$(18,570)
Value as of 3/31/2022	$840,984,074	$18,130,941	$105,891,899	$965,006,914
Shares Held as of 3/31/2022	88,805,076	18,138,197	12,227,702	119,170,975
Dividend Income	$31,259,806	$10,261	$2,993,939	$34,264,006
Gain Distributions Received	$—	$1,479	$—	$1,479

*	At March 31, 2022, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
Annual Shareholder Report

The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE. The financial statements of BLCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of BLCORE in which the Fund invested 75.9% of its net assets at March 31, 2022. The financial statements of BLCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by BLCORE is discussed in the notes to its financial statements.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Issuer in default.
3	Non-income-producing security.
4	All or a portion of the security represents unsettled loan commitments at March 31, 2022, where the rate will be determined at time of settlement.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,157,362,847.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$57,518,320	$—	$57,518,320
Asset-Backed Securities	—	42,524,014	—	42,524,014
Floating Rate Loans	—	28,014,027	—	28,014,027
Collateralized Mortgage Obligations	—	19,379,737	—	19,379,737
Non-Agency Mortgage-Backed Security	—	1,624,031	—	1,624,031
Adjustable Rate Mortgages	—	249,500	—	249,500
Investment Companies[1]	859,115,015	—	—	965,006,914
TOTAL SECURITIES	$859,115,015	$149,309,629	$—	$1,114,316,543

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $105,891,899 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.53	$8.60	$9.78	$9.94	$9.99
Income From Investment Operations:
Net investment income (loss)	0.33[1]	0.26	0.40[1]	0.42	0.35
Net realized and unrealized gain (loss)	(0.19)	0.93	(1.18)	(0.17)	(0.05)
Total From Investment Operations	0.14	1.19	(0.78)	0.25	0.30
Less Distributions:
Distributions from net investment income	(0.32)	(0.26)	(0.40)	(0.41)	(0.35)
Net Asset Value, End of Period	$9.35	$9.53	$8.60	$9.78	$9.94
Total Return[2]	1.52%	14.01%	(8.34)%	2.58%	3.01%
Ratios to Average Net Assets:
Net expenses[3]	0.93%	0.94%	1.01%	1.04%	1.03%
Net investment income	3.48%	2.83%	4.14%	4.20%	3.46%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$347,287	$203,338	$275,265	$376,745	$385,448
Portfolio turnover[5]	4%	26%	21%	39%	15%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A1 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2022	Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$9.53	$9.30
Income From Investment Operations:
Net investment income (loss)	0.32[2]	0.12
Net realized and unrealized gain (loss)	(0.16)	0.23
Total From Investment Operations	0.16	0.35
Less Distributions:
Distributions from net investment income	(0.33)	(0.12)
Net Asset Value, End of Period	$9.36	$9.53
Total Return[3]	1.63%	3.78%
Ratios to Average Net Assets:
Net expenses[4]	0.93%	0.93%[5]
Net investment income	3.40%	3.04%[5]
Expense waiver/reimbursement[6]	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,432	$44,778
Portfolio turnover[7]	4%	26%[8]

1	Reflects operations for the period from October 23, 2020 (commencement of operations) to March 31, 2021.
2	Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.53	$8.60	$9.78	$9.94	$9.99
Income From Investment Operations:
Net investment income (loss)	0.35[1]	0.29	0.43[1]	0.45	0.38
Net realized and unrealized gain (loss)	(0.18)	0.93	(1.18)	(0.16)	(0.05)
Total From Investment Operations	0.17	1.22	(0.75)	0.29	0.33
Less Distributions:
Distributions from net investment income	(0.35)	(0.29)	(0.43)	(0.45)	(0.38)
Net Asset Value, End of Period	$9.35	$9.53	$8.60	$9.78	$9.94
Total Return[2]	1.77%	14.29%	(8.05)%	2.94%	3.37%
Ratios to Average Net Assets:
Net expenses[3]	0.68%	0.69%	0.69%	0.69%	0.68%
Net investment income	3.73%	3.10%	4.46%	4.55%	3.82%
Expense waiver/reimbursement[4]	0.12%	0.14%	0.12%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$667,492	$361,783	$336,021	$605,393	$561,017
Portfolio turnover[5]	4%	26%	21%	39%	15%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.52	$8.59	$9.77	$9.94	$9.99
Income From Investment Operations:
Net investment income (loss)	0.37[1]	0.29	0.43[1]	0.45	0.38
Net realized and unrealized gain (loss)	(0.19)	0.93	(1.18)	(0.17)	(0.05)
Total From Investment Operations	0.18	1.22	(0.75)	0.28	0.33
Less Distributions:
Distributions from net investment income	(0.35)	(0.29)	(0.43)	(0.45)	(0.38)
Net Asset Value, End of Period	$9.35	$9.52	$8.59	$9.77	$9.94
Total Return[2]	1.89%	14.31%	(8.06)%	2.85%	3.38%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.68%	0.68%	0.68%	0.66%
Net investment income	3.85%	3.11%	4.44%	4.74%	3.87%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.05%	0.05%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,075	$9,724	$9,880	$10,941	$1,134
Portfolio turnover[5]	4%	26%	21%	39%	15%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2022

Assets:
Investment in securities, at value including $965,006,914 of investment in affiliated holdings* (identified cost $1,151,066,725)	$1,114,316,543
Income receivable	1,398,235
Income receivable from affiliated holdings	4,010,247
Receivable for investments sold	72,364
Receivable for shares sold	2,507,913
Total Assets	1,122,305,302
Liabilities:
Payable for investments purchased	9,900,287
Payable for shares redeemed	3,586,586
Income distribution payable	216,364
Payable for investment adviser fee (Note 5)	15,226
Payable for administrative fee (Note 5)	2,367
Payable for other service fees (Notes 2 and 5)	82,761
Accrued expenses (Note 5)	215,908
Total Liabilities	14,019,499
Net assets for 118,494,924 shares outstanding	$1,108,285,803
Net Assets Consist of:
Paid-in capital	$1,204,439,667
Total distributable earnings (loss)	(96,153,864)
Total Net Assets	$1,108,285,803
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($347,286,953 ÷ 37,127,171 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share (100/99.00 of $9.35)	$9.44
Redemption proceeds per share	$9.35
Class A1 Shares:
Net asset value per share ($47,432,419 ÷ 5,069,122 shares outstanding), no par value, unlimited shares authorized	$9.36
Offering price per share (100/98.00 of $9.36)	$9.55
Redemption proceeds per share	$9.36
Institutional Shares:
Net asset value per share ($667,491,502 ÷ 71,368,654 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share	$9.35
Class R6 Shares:
Net asset value per share ($46,074,929 ÷ 4,929,977 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share	$9.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2022

Investment Income:
Dividends (including $34,264,006 received from affiliated holdings*)	$34,265,485
Interest	4,014,740
TOTAL INCOME	38,280,225
Expenses:
Investment adviser fee (Note 5)	5,210,824
Administrative fee (Note 5)	680,313
Custodian fees	34,748
Transfer agent fees (Note 2)	524,972
Directors’/Trustees’ fees (Note 5)	4,713
Auditing fees	32,700
Legal fees	6,687
Portfolio accounting fees	179,984
Distribution services fee (Note 5)	106,113
Other service fees (Notes 2 and 5)	885,152
Share registration costs	162,010
Printing and postage	38,135
Miscellaneous (Note 5)	29,293
TOTAL EXPENSES	7,895,644
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(596,541)
Reimbursement of other operating expenses (Notes 2 and 5)	(354,811)
TOTAL WAIVER AND REIMBURSEMENTS	(951,352)
Net expenses	6,944,292
Net investment income	31,335,933
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(18,570) on sales of investments in affiliated holdings*)	(25,020)
Realized gain distribution from affiliated investment company shares*	1,479
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(16,331,917) on investments in affiliated holdings*)	(21,228,788)
Net realized and unrealized gain (loss) on investments	(21,252,329)
Change in net assets resulting from operations	$10,083,604

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,335,933	$18,227,599
Net realized gain (loss)	(23,541)	(16,460,471)
Net change in unrealized appreciation/depreciation	(21,228,788)	80,737,962
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,083,604	82,505,090
Distributions to Shareholders:
Class A Shares	(10,054,033)	(6,961,643)
Class A1 Shares	(1,759,114)	(390,392)[1]
Class C Shares	(327,631)	(556,369)
Institutional Shares	(17,684,879)	(10,049,924)
Class R6 Shares	(1,566,228)	(272,585)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,391,885)	(18,230,913)
Share Transactions:
Proceeds from sale of shares	779,671,172	252,331,278
Net asset value of shares issued to shareholders in payment of distributions declared	29,055,002	17,102,612
Cost of shares redeemed	(322,649,781)	(340,463,653)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	486,076,393	(71,029,763)
Change in net assets	464,768,112	(6,755,586)
Net Assets:
Beginning of period	643,517,691	650,273,277
End of period	$1,108,285,803	$643,517,691

1	Reflects operations for the period from October 23, 2020 (commencement of operations) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2022
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class A1 Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective at the close of business on November 19, 2021, Class C Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis and without any fee, load or charge to Class C shareholders. The cash value of a shareholder’s investment was not changed as a result of the conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $951,352 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended March 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$138,825	$(82,982)
Class A1 Shares	39,270	(29,818)
Class C Shares	11,704	—
Institutional Shares	331,553	(242,011)
Class R6 Shares	3,620	—
TOTAL	$524,972	$(354,811)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class A1 Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report

For the year ended March 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$721,288
Class A1 Shares	128,970
Class C Shares	34,894
TOTAL	$885,152
Prior to their conversion to Class A Shares at the close of business on November 19, 2021, the Class C Shares were also subject to these fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,907,176	$237,334,310	5,650,385	$53,021,854
Shares issued to shareholders in payment of distributions declared	1,049,217	9,966,747	746,862	6,893,547
Conversion of Class C Shares to Class A Shares[1]	2,016,289	19,231,765	—	—
Shares redeemed	(12,183,812)	(115,483,005)	(17,063,509)	(158,750,261)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,788,870	$151,049,817	(10,666,262)	$(98,834,860)
Annual Shareholder Report

	Year Ended 3/31/2022		Year Ended 3/31/2021
Class A1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,300,434	$22,004,913	5,195,517	$49,075,839
Shares issued to shareholders in payment of distributions declared	184,909	1,759,110	41,075	390,390
Shares redeemed	(2,114,148)	(20,170,839)	(538,665)	(5,109,640)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	371,195	$3,593,184	4,697,927	$44,356,589
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	273,315	$2,616,902	246,426	$2,288,249
Shares issued to shareholders in payment of distributions declared	28,895	276,418	53,831	497,845
Conversion of Class C Shares to Class A Shares[1]	(2,031,020)	(19,393,191)	—	—
Shares redeemed	(776,047)	(7,420,818)	(1,176,090)	(10,908,323)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,504,857)	$(23,920,689)	(875,833)	$(8,122,229)
	Year Ended 3/31/2022		Year Ended 3/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,890,466	$426,520,743	15,393,401	$144,066,041
Shares issued to shareholders in payment of distributions declared	1,737,069	16,493,061	977,572	9,048,327
Shares redeemed	(13,229,647)	(125,411,035)	(17,475,087)	(160,457,035)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	33,397,888	$317,602,769	(1,104,114)	$(7,342,667)
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,549,883	$71,962,539	411,528	$3,879,295
Shares issued to shareholders in payment of distributions declared	59,058	559,666	29,495	272,503
Shares redeemed	(3,700,313)	(34,770,893)	(569,443)	(5,238,394)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,908,628	$37,751,312	(128,420)	$(1,086,596)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	50,961,724	$486,076,393	(8,076,702)	$(71,029,763)

1	On November 19, 2021, Class C Shares were converted to Class A Shares.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$31,391,885	$18,230,913
As of March 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$260,090
Net unrealized depreciation	$(43,046,304)
Capital loss carryforwards	$(53,367,651)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and defaulted securities.
At March 31, 2022, the cost of investments for federal tax purposes was $1,157,362,847. The net unrealized depreciation of investments for federal tax purposes was $43,046,304. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $363,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,409,610.
As of March 31, 2022, the Fund had a capital loss carryforward of $53,367,651 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,112,878	$50,254,773	$53,367,651
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2022, the Adviser voluntarily waived $585,350 of its fee and voluntarily reimbursed $354,811 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2022, the Adviser reimbursed $11,191.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A1 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A1 Shares	0.05%
Prior to their conversion to Class A Shares at the close of business on November 19, 2021, the Class C Shares were also subject to the Plan at 0.75% of the average daily net assets of the Class C Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$106,113
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2022, FSC retained $12,865 of fees paid by the Fund. For the year ended March 31, 2022, the Fund’s Class A Shares and Class A1 Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2022, FSC retained $2,037 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended March 31, 2022, FSSC received $1,481 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A1 Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 0.93%, 0.68% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2022, were as follows:
Purchases	$516,328,507
Sales	$31,090,413
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency
Annual Shareholder Report

general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2022, the Fund had no outstanding loans. During the year ended March 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2022, there were no outstanding loans. During the year ended March 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 23, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.80	$4.63
Class A1 Shares	$1,000	$997.90	$4.63
Institutional Shares	$1,000	$998.10	$3.39
Class R6 Shares	$1,000	$999.20	$3.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.68
Class A1 Shares	$1,000	$1,020.29	$4.68
Institutional Shares	$1,000	$1,021.54	$3.43
Class R6 Shares	$1,000	$1,021.59	$3.38

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.93%
Class A1 Shares	0.93%
Institutional Shares	0.68%
Class R6 Shares	0.67%
Annual Shareholder Report

Bank Loan Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Floating Rate Strategic Income Fund invests primarily in Bank Loan Core Fund. Therefore the Bank Loan Core Fund financial statements and notes to financial statements are included on pages 40 through 77.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.2%
Health Care	14.7%
Media Entertainment	6.6%
Insurance - P&C	4.9%
Finance Companies	4.8%
Chemicals	4.2%
Cable Satellite	3.8%
Other[2]	37.7%
Other Security Types[3]	7.2%
Cash Equivalents[4]	2.2%
Other Assets and Liabilities - Net[5]	(3.3)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged Loan Index (CSLLI).
Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 74.2%
		Aerospace/Defense— 0.7%
$ 6,947,500		Peraton Corp., Term Loan B–1st Lien, 4.500% (1-month USLIBOR +3.750%), 2/1/2028	$ 6,962,368
2,579,460		TransDigm, Inc., 2020 Term Loan E–1st Lien, 2.354% (1-month USLIBOR +2.250%), 5/30/2025	2,548,235
3,665,800		TransDigm, Inc., 2020 Term Loan F–1st Lien, 2.354% (1-month USLIBOR +2.250%), 12/9/2025	3,620,674
		TOTAL	13,131,277
		Airlines— 0.3%
5,000,000		AAdvantage Loyalty IP Ltd., 2021 Term Loan–1st Lien, 5.500% (3-month USLIBOR +4.750%), 4/20/2028	5,189,725
		Automotive— 1.0%
1,990,000		Adient US LLC, 2021 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 4/10/2028	1,992,906
7,325,349		Clarios Global LP, 2021 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 4/30/2026	7,296,964
800,000		DexKo Global, Inc., 2021 Delayed Draw Term Loan–1st Lien, 1.875%–4.250% (3-month USLIBOR Unfunded +3.750%), 10/4/2028	798,440
4,200,000		DexKo Global, Inc., 2021 Term Loan B, 4.250% (3-month USLIBOR +3.750%), 10/4/2028	4,191,810
2,885,939		TI Group Automotive Systems, LLC, 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.250%), 12/16/2026	2,885,939
1,985,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.250%), 1/31/2028	1,978,340
		TOTAL	19,144,399
		Building Materials— 2.2%
1,466,250		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2027	1,458,611
6,761,371		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 3.750% (1-month USLIBOR +3.250%), 4/12/2028	6,759,275
6,947,958		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 11/23/2027	6,927,114
857,143	[2]	DiversiTech Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, TBD, 12/15/2028	857,413
4,142,857	[2]	DiversiTech Holdings, Inc., 2021 Term Loan–1st Lien, TBD, 12/15/2028	4,144,162
4,000,000	[2]	DiversiTech Holdings, Inc., 2021 Term Loan–2nd Lien, TBD, 12/15/2029	4,017,520
6,965,000		Foundation Building Materials Holding Co. LLC, 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.000%), 2/3/2028	6,925,822
333,333	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD, 10/2/2028	333,333
1,666,667		IPS Corp., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.750%), 10/2/2028	1,666,667
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Building Materials— continued
$ 2,493,750		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 6/2/2028	$ 2,491,855
1,600,625		Standard Industries, Inc., Term Loan–1st Lien, 3.000% (3-month USLIBOR+2.500%), 9/22/2028	1,603,962
3,960,000		White Cap Buyer LLC, Term Loan B–1st Lien, 4.500% (1-month USLIBOR +4.000%), 10/19/2027	3,968,534
		TOTAL	41,154,268
		Cable Satellite— 2.8%
3,801,526		Altice France S.A., Term Loan B12–1st Lien, 3.811% (3-month USLIBOR +3.680%), 1/31/2026	3,775,391
1,849,962		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 1.860% (1-month USLIBOR +1.750%), 2/1/2027	1,834,635
1,880,156		CSC Holdings, LLC, 2017 Term Loan B1–1st Lien, 2.360% (3-month USLIBOR +2.250%), 7/17/2025	1,854,304
3,870,354		CSC Holdings, LLC, 2018 Incremental Term Loan–1st Lien, 2.360% (3-month USLIBOR +2.250%), 1/15/2026	3,825,844
1,946,578		CSC Holdings, LLC, 2019 Term Loan B5–1st Lien, 2.610% (3-month USLIBOR +2.500%), 4/15/2027	1,924,679
7,820,000		DirecTV Financing, LLC, Term Loan–1st Lien, 5.750% (3-month USLIBOR +5.000%), 8/2/2027	7,837,282
2,420,408		Intelsat Jackson Holdings S.A., 2017 Term Loan B3–1st Lien, 8.000% (PRIME +4.750%), 11/27/2023	2,420,904
1,000,000		Intelsat Jackson Holdings S.A., 2017 Term Loan B4–1st Lien, 8.750% (PRIME +5.500%), 1/2/2024	1,000,780
12,275,000		Telenet Financing USD LLC, 2020 Term Loan AR–1st Lien, 2.110% (3-month USLIBOR +2.000%), 4/30/2028	12,077,066
5,000,000		UPC Financing Partnership, 2021 Term Loan AX–1st Lien, 3.110% (3-month USLIBOR +3.000%), 1/31/2029	4,989,050
5,500,000		Virgin Media Bristol LLC, Term Loan N–1st Lien, 2.610% (3-month USLIBOR +2.500%), 1/31/2028	5,457,622
6,000,000		Ziggo Financing Partnership, Term Loan I–1st Lien, 2.610% (3-month USLIBOR +2.500%), 4/30/2028	5,943,750
		TOTAL	52,941,307
		Chemicals— 4.0%
5,970,000		Atotech B.V., 2021 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.500%, 3-month USLIBOR +2.500%), 3/18/2028	5,966,060
6,865,408		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/31/2026	6,848,245
1,181,339		H.B. Fuller Co., 2017 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 10/20/2024	1,182,893
3,769,599		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 6/30/2027	3,752,598
8,000,000		Illuminate Merger Sub Corp., Term Loan, 7.250% (3-month USLIBOR +6.750%), 6/30/2029	7,950,040
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Chemicals— continued
$ 6,000,000		Illuminate Merger Sub Corp., Term Loan, 4.000% (3-month USLIBOR +3.500%), 7/21/2028	$ 5,961,570
2,985,000		INEOS Styrolution US Holding LLC, 2021 Term Loan B, 3.250% (1-month USLIBOR +2.750%), 1/29/2026	2,980,030
6,467,500		Lonza Group AG, Term Loan B, 4.750% (6-month USLIBOR +4.000%), 7/3/2028	6,473,773
3,351,627		Messer Industries GmbH, 2018 Term Loan–1st Lien, 2.724% (3-month USLIBOR +2.500%), 3/2/2026	3,330,345
5,000,000	[2]	Olympus Water US Holding Corp., 2021 Term Loan B–1st Lien, TBD, 11/9/2028	4,990,625
5,938,363		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 4.874%–7.000% (1-month USLIBOR +4.750%, 3-month USLIBOR +4.750%, PRIME +3.750%), 10/15/2025	5,949,497
6,965,000		Potters Industries, LLC, Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	6,986,800
995,000		PQ Corp., 2021 Term Loan B–1st Lien, 3.250% (3-month USLIBOR +2.750%), 6/9/2028	995,622
4,000,000		Sparta U.S. HoldCo LLC, 2021 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 8/2/2028	4,010,000
3,734,307		Starfruit Finco B.V, 2018 Term Loan B–1st Lien, 3.102% (1-month USLIBOR +3.000%), 10/1/2025	3,726,147
5,000,000		W.R. Grace & Co.-Conn., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 9/22/2028	5,015,000
		TOTAL	76,119,245
		Consumer Cyclical Services— 2.9%
13,847,518		Allied Universal Holdco LLC, 2021 Incremental Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 5/12/2028	13,819,892
4,937,500		AP Core Holdings II, LLC, Amortization Term Loan B1– 1st Lien, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	4,945,203
6,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	6,017,490
6,796,110		Core & Main LP, 2021 Term Loan B–1st Lien, 2.602% (1-month USLIBOR +2.500%), 7/27/2028	6,767,804
3,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 4.360% (1-month USLIBOR +4.250%), 10/30/2026	3,496,173
4,000,000		Jack Ohio Finance LLC, Term Loan–1st Lien, 5.500% (1-month USLIBOR +4.750%), 10/4/2028	3,997,520
4,294,564		Post Holdings, Inc., 2021 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,309,660
8,955,000		Signal Parent, Inc., Term Loan B–1st Lien, 4.250% (1-month USLIBOR +3.500%), 4/3/2028	8,731,125
3,990,000		U.S. Anesthesia Partners, Inc., 2021 Term Loan–1st Lien, 4.750% (6-month USLIBOR +4.250%), 10/1/2028	3,985,272
		TOTAL	56,070,139
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Consumer Products— 1.7%
$ 4,890,568		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 6/11/2026	$ 4,868,414
3,970,000		CNT Holdings I Corp, 2020 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 11/8/2027	3,977,444
1,500,000		CNT Holdings I Corp, 2020 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +6.750%), 11/6/2028	1,513,125
8,000,000		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 9/29/2028	7,985,600
3,970,000		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 2.750% (1-month USLIBOR +2.000%), 12/22/2027	3,966,288
634,003		New Constellis Borrower LLC, 2020 PIK Term Loan–2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	408,932
4,962,500		Sunshine Luxembourg VII SARL, 2021 Term Loan B3–1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/1/2026	4,987,833
1,850,000		Welbilt, Inc., 2018 Term Loan B–1st Lien, 2.604% (1-month USLIBOR +2.500%), 10/23/2025	1,846,531
2,481,250		WOOF Holdings, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,486,684
500,000		WOOF Holdings, Inc., Term Loan–2nd Lien, 8.000% (6-month USLIBOR +7.250%), 12/21/2028	505,315
		TOTAL	32,546,166
		Diversified— 0.3%
3,000,000	[2]	Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, TBD, 12/15/2028	2,986,245
3,000,000	[2]	Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, TBD, 12/15/2029	2,998,140
		TOTAL	5,984,385
		Diversified Manufacturing— 1.4%
12,441,461		Dynacast International LLC, 2021 First Out Term Loan, 5.750% (3-month USLIBOR +4.750%), 7/22/2025	12,445,380
1,980,509		Gardner Denver, Inc., 2020 Term Loan B2–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/1/2027	1,961,387
3,360,747		Gates Global LLC, 2021 Term Loan B3–1st Lien, 3.250% (1-month USLIBOR +2.500%), 3/31/2027	3,357,588
982,500		Ingersoll-Rand Services Co., 2020 Spinco Term Loan–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/1/2027	973,014
2,798,992		Titan Acquisition Ltd., 2018 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.000%), 3/28/2025	2,757,203
4,962,500		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/2/2028	4,964,063
		TOTAL	26,458,635
		Financial Institutions— 0.8%
10,130,007		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 12/31/2025	10,063,554
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Financial Institutions— continued
$ 3,900,000		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 9/3/2026	$ 3,901,346
2,179,125		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	2,185,357
		TOTAL	16,150,257
		Food & Beverage— 0.5%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 1.851% (1-month USLIBOR +1.750%), 1/15/2027	1,842,387
4,987,500		City Brewing Co. LLC, Closing Date Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.500%), 4/5/2028	4,752,664
861,288		Reynolds Consumer Products LLC, Term Loan–1st Lien, 1.854% (1-month USLIBOR +1.750%), 2/4/2027	857,825
3,000,000		US Foods, Inc., 2021 Term Loan B–1st Lien, 2.854% (1-month USLIBOR +2.750%), 11/17/2028	3,002,250
		TOTAL	10,455,126
		Gaming— 2.0%
3,152,663		Boyd Gaming Corp., Term Loan B3–1st Lien, 2.354% (1-month USLIBOR +2.250%), 9/15/2023	3,155,232
3,298,719		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 2.854% (1-month USLIBOR +2.750%), 12/23/2024	3,285,838
4,937,500		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 3.604% (1-month USLIBOR +3.500%), 7/21/2025	4,947,375
2,977,500		Churchill Downs, Inc., 2021 Incremental Term Loan B1–1st Lien, 2.110% (1-month USLIBOR +2.000%), 3/17/2028	2,963,848
3,133,697		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	3,133,054
7,860,300		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 4.750% (1-month USLIBOR +4.000%), 4/26/2028	7,879,951
4,581,576		Penn National Gaming, Inc., 2018 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	4,584,096
3,000,000		Raptor Acquisition Corp., 2021 Term Loan–1st Lien, 4.750% (3-month USLIBOR +4.000%), 11/1/2026	3,010,320
2,992,500		Stars Group Holdings BV, Term Loan–1st Lien, 2.474% (3-month USLIBOR +2.250%), 7/21/2026	2,985,602
1,706,712		Station Casinos LLC, 2020 Term Loan B–1st Lien, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	1,694,783
		TOTAL	37,640,099
		Health Care— 12.3%
1,995,000		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.500%), 8/4/2028	1,998,122
8,343,065		Athenahealth, Inc., 2021 Term Loan B1–1st Lien, 4.400% (3-month USLIBOR +4.250%), 2/11/2026	8,354,537
4,987,500		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 2.750% (1-month USLIBOR +2.250%), 11/8/2027	4,991,141
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 8,000,000		Aveanna Healthcare, LLC, 2021 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +7.000%), 12/10/2029	$ 7,990,000
2,872,500		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,843,775
3,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.500%), 9/1/2024	3,000,000
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 9.000% (3-month USLIBOR +8.000%), 9/1/2025	4,975,000
7,778,970		Carestream Health, Inc., 2020 Extended PIK Term Loan–2nd Lien, 13.500% (3-month USLIBOR + 5.500% cash pay +8.000% PIK), 8/8/2023	7,613,667
1,181,314		Carestream Health, Inc., 2020 Extended Term Loan–1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,186,979
7,333,589		Curia Global, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 8/30/2026	7,351,923
3,960,000		Curium BidCo S.a r.l., 2020 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	3,974,850
2,000,000		Curium BidCo S.a r.l., 2020 Term Loan–2nd Lien, 8.500% (3-month USLIBOR +7.750%), 10/27/2028	2,022,500
6,743,793		Elanco Animal Health, Inc., Term Loan B–1st Lien, 1.849% (3-month USLIBOR +1.750%), 8/1/2027	6,665,296
15,632,333		Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan–1st Lien, 5.750% (3-month USLIBOR +5.000%), 3/27/2028	15,244,494
8,725,076		Envision Healthcare Corp., 2018 Term Loan–1st Lien, 3.854% (1-month USLIBOR +3.750%), 10/10/2025	7,048,248
11,710,726		Exactech, Inc., 2018 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,544,785
5,353,980		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 5.250% (6-month USLIBOR +4.250%), 3/14/2025	5,341,558
9,900,000		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 5.250% (3-month USLIBOR +4.250%), 10/2/2025	9,872,775
1,250,000	[2]	ICU Medical, Inc., Term Loan B–1st Lien, TBD, 12/15/2028	1,253,381
1,488,230		IQVIA, Inc., 2017 Term Loan B1–1st Lien, 1.854% (1-month USLIBOR +1.750%), 3/7/2024	1,488,602
893,653		IQVIA, Inc., 2017 Term Loan B2–1st Lien, 1.854% (1-month USLIBOR +1.750%), 1/17/2025	891,839
2,264,446		IQVIA, Inc., 2018 Term Loan B3–1st Lien, 1.974% (3-month USLIBOR +1.750%), 6/11/2025	2,259,736
2,000,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 10/16/2028	2,001,250
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 7.000% (3-month USLIBOR +6.500%), 10/15/2029	1,007,500
3,500,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%)), 1/28/2028	3,505,460
3,000,000	[2]	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan –2nd Lien, TBD, 12/17/2029	2,999,055
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 7,000,000		Medline Borrower, LP, Term Loan B–1st Lien, 3.750% (1-month USLIBOR +3.250%), 10/23/2028	$ 7,006,335
3,832,400		MH Sub I, LLC, 2017 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 9/13/2024	3,818,756
13,120,249		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	13,164,005
6,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 6.352% (1-month USLIBOR +6.250%), 2/12/2029	6,052,500
4,987,500		MPH Acquisition Holdings LLC, 2021 Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.250%), 8/17/2028	4,881,541
386,764		National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 3.750% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	383,138
10,805,527		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%, 3-month USLIBOR +3.750%), 3/2/2028	10,704,225
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 8.000% (3-month USLIBOR +7.250%), 3/2/2029	1,997,500
262,391		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 4.500% (3-month USLIBOR +3.750%), 3/2/2028	259,931
2,969,836		Navicure, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 10/22/2026	2,971,068
2,488,756		Ortho-Clinical Diagnostics SA, 2018 Term Loan B–1st Lien, 3.103% (1-month USLIBOR +3.000%), 6/30/2025	2,490,287
2,977,500		Packaging Coordinators Midco, Inc., 2020 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 11/30/2027	2,981,222
10,000,000		Parexel International Corp., 2021 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 11/15/2028	10,013,800
3,482,500		Pluto Acquisition I, Inc., 2021 Term Loan–1st Lien, 4.175% (3-month USLIBOR +4.000%), 6/22/2026	3,475,970
4,965,050		Press Ganey Holdings, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 7/24/2026	4,975,129
4,975,000		Radnet Management, Inc., 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.000%), 4/21/2028	4,981,219
6,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 3.852% (1-month USLIBOR +3.750%), 11/16/2025	6,348,597
997,500		Signify Health, LLC, 2021 Term Loan B–1st Lien, 3.750% (3-month USLIBOR +3.250%), 6/22/2028	996,253
4,750,000		Sotera Health Holdings, LLC, 2021 Term Loan–1st Lien, 3.250% (3-month USLIBOR +2.750%), 12/11/2026	4,738,861
14,502,396		Team Health Holdings, Inc., Term Loan–1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	13,907,797
1,701,875		Vizient, Inc., 2020 Term Loan B6–1st Lien, 2.104% (1-month USLIBOR +2.000%), 5/6/2026	1,688,847
		TOTAL	235,263,454
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Independent Energy— 0.7%
$ 7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan–2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	$ 7,592,060
5,000,000		Southwestern Energy Co., 2021 Term Loan, 3.000% (SOFRTE +2.500%), 6/22/2027	5,015,650
		TOTAL	12,607,710
		Industrial - Other— 3.1%
2,962,575		Alchemy Copyrights, LLC, Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 3/10/2028	2,969,982
721		Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	723
4,456,278		EXC Holdings III Corp., 2017 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	4,478,559
5,638,082		EXC Holdings III Corp., 2017 Term Loan–2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	5,652,177
6,299,722		Filtration Group Corp., 2018 Term Loan–1st Lien, 3.104% (1-month USLIBOR +3.000%), 3/29/2025	6,255,435
4,987,500		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 10/21/2028	4,988,547
798,084		Fluid-Flow Products, Inc., Delayed Draw Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/31/2028	797,086
4,179,000		Fluid-Flow Products, Inc., Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.750%), 3/31/2028	4,173,776
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/16/2029	1,511,250
4,975,000		Madison IAQ LLC, Term Loan–1st Lien, 3.750% (6-month USLIBOR +3.250%), 6/21/2028	4,977,065
5,000,000	[2]	Madison Safety & Flow LLC, Term Loan–1st Lien, TBD, 12/14/2028	5,006,250
5,000,000	[2]	Madison Safety & Flow LLC, Term Loan–2nd Lien, TBD, 12/14/2029	5,025,000
2,977,500		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 2.750% (1-month USLIBOR +2.250%, 2-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	2,977,500
1,930,000		Vectra Co., Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 3/8/2025	1,858,436
1,561,650		Vectra Co., Term Loan–2nd Lien, 7.354% (1-month USLIBOR +7.250%), 3/8/2026	1,531,713
5,917,930		Vertical US Newco, Inc., Term Loan B–1st Lien, 4.000% (6-month USLIBOR +3.500%), 7/30/2027	5,929,441
		TOTAL	58,132,940
		Insurance - P&C— 4.3%
12,860,075		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	12,781,050
4,671,137		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 2/12/2027	4,642,270
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Insurance - P&C— continued
$ 6,927,731		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 4.000% (1-month USLIBOR +3.500%), 2/12/2027	$ 6,926,657
2,625,647		Asurion LLC, 2018 Term Loan B6–1st Lien, 3.229% (1-month USLIBOR +3.120%), 11/3/2023	2,622,365
4,810,155		Asurion LLC, 2018 Term Loan B7–1st Lien, 3.104% (1-month USLIBOR +3.000%), 11/3/2024	4,794,257
2,548,301		Asurion LLC, 2020 Term Loan B8–1st Lien, 3.354% (1-month USLIBOR +3.250%), 12/23/2026	2,534,502
5,000,000		Asurion LLC, 2021 Term Loan B3–2nd Lien, 5.355% (1-month USLIBOR +5.250%), 1/31/2028	5,021,875
7,000,000		Asurion LLC, 2021 Term Loan B4–2nd Lien, 5.354% (1-month USLIBOR +5.250%), 1/20/2029	6,980,330
3,970,000		Asurion LLC, 2021 Term Loan B9–1st Lien, 3.354% (1-month USLIBOR +3.250%), 7/31/2027	3,950,646
6,753,042		Hub International Ltd., 2018 Term Loan B–1st Lien, 2.875%–2.974% (3-month USLIBOR +2.750%), 4/25/2025	6,683,992
7,930,300		Hub International Ltd., 2021 Term Loan B–1st Lien, 3.474%–4.000% (3-month USLIBOR +3.250%), 4/25/2025	7,939,777
7,106,404		NFP Corp., 2020 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 2/15/2027	7,003,717
4,937,500		Ryan Specialty Group, LLC, Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.000%), 9/1/2027	4,945,523
2,345,494		USI, Inc., 2017 Repriced Term Loan–1st Lien, 3.224% (3-month USLIBOR +3.000%), 5/16/2024	2,330,213
2,450,041		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 3.474% (3-month USLIBOR +3.250%), 12/2/2026	2,438,011
		TOTAL	81,595,185
		Leisure— 0.1%
1,907,981		AMC Entertainment Holdings, Inc., 2019 Term Loan B–1st Lien, 3.103% (1-month USLIBOR +3.000%), 4/22/2026	1,725,530
		Lodging— 0.8%
7,361,603		Aimbridge Acquisition Co., Inc., 2019 Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 2/2/2026	7,214,370
2,851,883		Alterra Mountain Co., Term Loan B1–1st Lien, 2.854% (1-month USLIBOR +2.750%), 7/31/2024	2,824,705
4,783,701		Four Seasons Hotels Ltd., New Term Loan–1st Lien, 2.104% (1-month USLIBOR +2.000%), 11/30/2023	4,771,742
		TOTAL	14,810,817
		Media Entertainment— 5.6%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	2,432,490
3,862,304		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 4.250% (3-month USLIBOR +3.250%), 3/3/2025	3,566,837
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 1,485,291		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 6.500% (3-month USLIBOR +4.500% cash pay + 1.000% PIK), 10/15/2026	$ 1,387,158
9,859,090		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 3.629% (3-month USLIBOR +3.500%), 8/21/2026	9,736,887
7,195,518		Comet Bidco Ltd., 2018 Term Loan B–1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,823,150
3,280,522		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	3,283,934
957,500		E.W. Scripps Co., 2018 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 10/2/2024	956,662
5,002,500		E.W. Scripps Co., 2020 Term Loan B3–1st Lien, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,008,053
6,541,539		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 2.604% (1-month USLIBOR +2.500%), 5/22/2024	6,290,083
1,504,058		Entercom Media Corp., 2019 Term Loan–1st Lien, 2.602% (1-month USLIBOR +2.500%), 11/18/2024	1,488,829
5,000,000		Gray Television, Inc., 2021 Term Loan D–1st Lien, 3.099% (1-month USLIBOR +3.000%), 12/1/2028	4,981,875
10,712,612		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.250%), 5/1/2026	10,732,698
6,965,000		Magnite, Inc., Term Loan–1st Lien, 5.750% (6-month USLIBOR +5.000%), 4/28/2028	6,947,587
2,000,000		NEP Group, Inc., Incremental Term Loan B–1st Lien, 6.250% (PRIME +3.000%), 10/19/2025	1,983,750
8,306,693		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 10/20/2025	8,157,837
4,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 10/19/2026	4,423,500
359,055		Nexstar Broadcasting, Inc., 2018 Term Loan B3–1st Lien, 2.354% (1-month USLIBOR +2.250%), 1/17/2024	358,954
2,588,237		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 2.599% (3-month USLIBOR +2.500%), 9/18/2026	2,586,633
578,699		Nielsen Finance LLC, Term Loan B4–1st Lien, 2.102% (1-month USLIBOR +2.000%), 10/4/2023	579,061
526,866		Outfront Media Capital LLC, 2019 Term Loan B–1st Lien, 1.852% (1-month USLIBOR +1.750%), 11/18/2026	520,938
7,293,231		Recorded Books, Inc., 2021 Term Loan–1st Lien, 4.105% (1-month USLIBOR +4.000%), 8/29/2025	7,297,133
4,975,000		Sinclair Television Group, Inc., 2021 Term Loan B3–1st Lien, 3.110% (1-month USLIBOR +3.000%), 4/1/2028	4,889,505
5,380,675		Terrier Media Buyer, Inc., 2021 Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 12/17/2026	5,362,515
6,000,000	[2]	Univision Communications, Inc., 2021 Term Loan B–1st Lien, TBD, 5/21/2028	5,998,920
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 1,855,239		WMG Acquisition Corp., 2021 Term Loan G–1st Lien, 2.229% (1-month USLIBOR +2.120%), 1/20/2028	$ 1,850,832
		TOTAL	107,645,821
		Metals & Mining— 0.1%
2,493,750		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/12/2028	2,495,309
		Midstream— 0.1%
1,990,000		DT Midstream, Inc., Term Loan B–1st Lien, 2.500% (3-month USLIBOR +2.000%, 6-month USLIBOR+2.000%), 6/26/2028	1,996,378
		Oil Field Services— 0.0%
843,373		Apergy Corp., 2018 Term Loan–1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	840,211
		Other— 0.4%
4,000,000	[2]	ABG Intermediate Holdings 2 LLC, 2021 Term Loan–2nd Lien, TBD, 12/20/2029	4,020,000
4,000,000	[2]	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1–1st Lien, TBD, 12/21/2028	3,985,000
		TOTAL	8,005,000
		Packaging— 2.2%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	76,235
237,600		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	205,326
7,512,113		BWAY Holding Co., 2017 Term Loan B–1st Lien, 3.354% (1-month USLIBOR +3.250%), 4/3/2024	7,426,926
12,369,988		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%), 12/1/2027	12,411,551
4,859,806		Flex Acquisition Co., Inc., 2018 Incremental Term Loan–1st Lien, 3.131% (3-month USLIBOR +3.000%), 6/29/2025	4,823,090
3,241,995		Flex Acquisition Co., Inc., 2021 Term Loan–1st Lien, 4.000% (3-month USLIBOR +3.500%), 3/2/2028	3,239,499
2,970,000		Reynolds Group Holdings, Inc., 2020 Term Loan B2–1st Lien, 3.354% (1-month USLIBOR +3.250%), 2/5/2026	2,957,704
5,248,896		Trident TPI Holdings, Inc., 2017 Term Loan B1–1st Lien, 4.250% (3-month USLIBOR +3.250%), 10/17/2024	5,256,690
620,492		Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 4.000%–4.500% (3-month USLIBOR Unfunded +4.000%), 9/15/2028	620,976
4,367,935		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 4.500% (3-month USLIBOR +4.000%), 9/15/2028	4,371,342
		TOTAL	41,389,339
		Pharmaceuticals— 2.3%
10,889,458		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 2.750% (3-month USLIBOR +2.250%), 7/3/2028	10,906,826
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Pharmaceuticals— continued
$ 2,713,115		ICON Luxembourg S.a.r.l., US Term Loan–1st Lien, 2.750% (3-month USLIBOR +2.250%), 7/3/2028	$ 2,717,443
7,960,000		Jazz Financing Lux S.a.r.l., Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 5/5/2028	7,999,322
3,970,763		Mallinckrodt International Finance S.A., 2018 Term Loan B–1st Lien, 6.250% (3-month USLIBOR +5.500%), 2/24/2025	3,725,429
4,607,268		Mallinckrodt International Finance S.A., Term Loan B–1st Lien, 6.000% (3-month USLIBOR +5.250%), 9/24/2024	4,322,977
5,785,000		Organon & Co, Term Loan–1st Lien, 3.500% (3-month USLIBOR +3.000%), 6/2/2028	5,798,855
8,000,000	[2]	Sharp Midco LLC, 2021 Term Loan B–1st Lien, TBD, 12/14/2028	8,010,000
		TOTAL	43,480,852
		Restaurant— 0.6%
4,782,986		1011778 B.C. Unltd. Liability Co., Term Loan B4–1st Lien, 1.854% (1-month USLIBOR +1.750%), 11/19/2026	4,726,188
6,930,000		IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,939,737
		TOTAL	11,665,925
		Retailers— 0.8%
7,443,750		Academy, Ltd., 2021 Term Loan–1st Lien, 4.500% (1-month USLIBOR +3.750%), 11/5/2027	7,472,818
4,962,500		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.250%), 3/3/2028	4,962,872
2,493,750		PetSmart, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/11/2028	2,500,770
		TOTAL	14,936,460
		Services— 1.9%
4,451,152		Da Vinci Purchaser Corp., 2019 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	4,462,280
5,351,265		Emerald TopCo, Inc., Term Loan–1st Lien, 3.629% (3-month USLIBOR +3.500%), 7/24/2026	5,334,542
3,962,556		GT Polaris, Inc., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	3,974,325
1,212,121		RLG Holdings, LLC, 2021 Delayed Draw Term Loan–1st Lien, 2.125%–5.000% (3-month USLIBOR +4.250%), 7/7/2028	1,211,745
4,787,879		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 5.000% (3-month USLIBOR +4.250%), 7/7/2028	4,786,395
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.500%), 7/6/2029	3,966,660
304,478		Service Logic Acquisition, Inc., Delayed Draw Term Loan–1st Lien, 4.750% (3-month USLIBOR Unfunded +4.000% ), 10/29/2027	304,097
3,679,229		Service Logic Acquisition, Inc., Term Loan–1st Lien, 4.158%–4.750% (2-month USLIBOR +4.000%, 3-month USLIBOR +4.000%), 10/29/2027	3,674,630
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Services— continued
$ 6,772,469		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.500%), 5/12/2028	$ 6,772,469
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 7.250% (1-month USLIBOR +6.500%), 5/14/2029	1,010,250
		TOTAL	35,497,393
		Technology— 16.4%
5,000,000	[2]	Altar Bidco, Inc., 2021 Term Loan–1st Lien, TBD, 11/17/2028	4,990,625
5,000,000	[2]	Altar Bidco, Inc., 2021 Term Loan–2nd Lien, TBD, 11/17/2029	5,028,125
7,755,406		Applied Systems, Inc., 2017 Term Loan–1st Lien, 3.500% (3-month USLIBOR +3.250%), 9/19/2024	7,761,223
6,483,750		AppLovin Corp., 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +3.000%), 10/25/2028	6,481,708
4,975,000		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 6.000% (3-month USLIBOR +5.250%), 5/8/2028	4,912,812
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 9.750% (3-month USLIBOR +9.000%), 5/7/2029	990,000
3,011,284		Banff Merger Sub, Inc., 2021 Term Loan–1st Lien, 3.974% (3-month USLIBOR +3.750%), 10/2/2025	2,996,227
4,000,000		Banff Merger Sub, Inc., 2021 Term Loan–2nd Lien, 6.000% (3-month USLIBOR +5.500%), 2/27/2026	4,045,820
5,000,000		Barracuda Networks, Inc., 2020 Term Loan–2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,048,450
3,883,344		Barracuda Networks, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,900,333
2,000,000		CCC Intelligent Solutions, Inc., Term Loan B–1st Lien, 3.000% (3-month USLIBOR +2.500%), 9/21/2028	2,000,940
5,000,000		Cloudera, Inc., 2021 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.750%), 10/8/2028	4,992,975
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 6.500% (1-month USLIBOR +6.000%), 10/8/2029	3,007,500
3,000,000		ConnectWise, LLC, 2021 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.500%), 9/29/2028	2,996,790
4,987,500		CoreLogic, Inc., Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 6/2/2028	4,989,994
1,979,849		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 4.104% (1-month USLIBOR +4.000%), 10/16/2026	1,978,611
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 2/19/2029	2,008,330
2,261,979		Diebold, Inc., 2017 Term Loan B–1st Lien, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	2,250,669
7,000,000	[2]	Digi International, Inc., Term Loan B–1st Lien, TBD, 11/1/2028	6,943,125
4,901,669		Dun & Bradstreet Corp., Term Loan–1st Lien, 3.352% (1-month USLIBOR +3.250%), 2/6/2026	4,887,675
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 2,504,051		Dynatrace LLC, 2018 Term Loan–1st Lien, 2.354% (1-month USLIBOR +2.250%), 8/22/2025	$ 2,499,093
4,987,482		E2open, LLC, 2020 Term Loan B–1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/4/2028	4,999,951
4,937,500		Epicor Software Corp., 2020 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.250%), 7/30/2027	4,940,043
8,713,746		Finastra USA, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	8,686,516
4,500,000		Finastra USA, Inc., Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 6/13/2025	4,500,517
3,940,000		Fiserv Investment Solutions, Inc., 2020 Term Loan B–1st Lien, 4.160% (3-month USLIBOR +4.000%), 2/18/2027	3,946,895
12,877,444		Gainwell Acquisition Corp., Term Loan B–1st Lien, 4.224% (3-month USLIBOR +4.000%), 10/1/2027	12,927,344
1,469,902		Gigamon, Inc., Term Loan–1st Lien, 4.500% (6-month USLIBOR +3.750%), 12/27/2024	1,472,894
3,940,000		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 2.104% (1-month USLIBOR +2.000%), 8/10/2027	3,912,597
5,955,000		Greeneden U.S. Holdings II, LLC, 2020 Term Loan B4–1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	5,982,929
6,215,424		Hyland Software, Inc., 2018 Term Loan–1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	6,246,501
6,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 7.000% (1-month USLIBOR +6.250%), 7/7/2025	6,345,940
2,000,000	[2]	II-VI, Inc. , 2021 Bridge Term Loan B–1st Lien, TBD, 12/8/2028	2,000,420
7,960,000		Ivanti Software, Inc., 2020 Term Loan B–1st Lien, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	7,982,368
3,471,262		Ivanti Software, Inc., 2021 Add On Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/1/2027	3,458,974
10,890,000		LogMeIn, Inc., Term Loan B–1st Lien, 4.860% (3-month USLIBOR +4.750%), 8/31/2027	10,844,589
223,307		Marcel LUX IV SARL, 2020 Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/31/2027	223,586
2,000,000		Mediaocean LLC, 2021 Term Loan–1st Lien, 4.000% (1-month USLIBOR +3.500%), 12/15/2028	1,995,000
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 7.000% (3-month USLIBOR +6.500%), 10/15/2029	1,008,250
10,000,000		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 4.250% (3-month USLIBOR +3.750%), 10/15/2028	9,956,250
4,800,386		MLN US HoldCo LLC, 2018 Term Loan–1st Lien, 4.603% (1-month USLIBOR +4.500%), 11/30/2025	4,650,926
1,000,000		MLN US HoldCo LLC, 2018 Term Loan–2nd Lien, 8.853% (1-month USLIBOR +8.750%), 11/30/2026	916,875
2,930,050		NCR Corp., 2019 Term Loan–1st Lien, 2.630% (3-month USLIBOR +2.500%), 8/28/2026	2,908,089
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 6,000,000		NEXUS Buyer LLC, 2021 Term Loan–2nd Lien, 6.750% (1-month USLIBOR +6.250%), 10/29/2029	$ 6,011,250
2,949,899		NEXUS Buyer LLC, Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 11/9/2026	2,940,415
2,303,902		Optiv Security, Inc., Term Loan–1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,284,779
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	1,997,500
2,000,000		Ping Identity Corp., 2021 Term Loan B–1st Lien, 4.250% (SOFRTE +3.750%), 11/22/2028	2,003,750
7,920,000		Planview Parent, Inc., Term Loan–1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/17/2027	7,934,850
2,925,450		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 5.000% (1-month USLIBOR +4.000%), 4/26/2024	2,933,685
5,145,614		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 3.604% (1-month USLIBOR +3.500%), 6/1/2026	5,148,830
2,493,750		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 3.604% (1-month USLIBOR +3.500%), 5/30/2026	2,496,867
5,855,925		Project Leopard Holdings, Inc., 2019 Term Loan–1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2024	5,870,564
5,955,000		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	5,918,347
4,873,725		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 3.354% (1-month USLIBOR +3.250%), 5/30/2025	4,834,126
3,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 7.104% (1-month USLIBOR +7.000%), 5/29/2026	3,519,688
4,862,500		Rocket Software, Inc., 2018 Term Loan–1st Lien, 4.354% (1-month USLIBOR +4.250%), 11/28/2025	4,842,758
2,985,000		Rocket Software, Inc., 2021 Incremental Term Loan B–1st Lien, 4.750% (1-month USLIBOR +4.250%), 11/28/2025	2,985,373
2,932,500		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 4.102% (1-month USLIBOR +4.000%), 8/14/2026	2,933,424
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 1.979% (1-month USLIBOR +1.870%), 3/12/2027	1,084,973
1,940,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 3.104% (1-month USLIBOR +3.000%), 8/1/2025	1,933,336
1,488,750		Sophia, L.P., 2020 Term Loan–1st Lien, 3.724% (3-month USLIBOR +3.500%), 10/7/2027	1,490,053
4,637,995		Tempo Acquisition LLC, 2020 Extended Term Loan–1st Lien, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,649,590
997,500		Tempo Acquisition LLC, 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +3.000%), 8/31/2028	1,002,074
5,000,000		Tibco Software, Inc., 2020 Term Loan–2nd Lien, 7.250% (1-month USLIBOR +7.250%), 3/3/2028	5,026,025
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 7,420,520		Tibco Software, Inc., 2020 Term Loan B3–1st Lien, 3.860% (1-month USLIBOR +3.750%), 6/30/2026	$ 7,374,142
2,000,000	[2]	Trans Union LLC, 2021 Term Loan B6–1st Lien, TBD, 12/1/2028	1,997,500
6,946,344		Ultimate Software Group, Inc., 2021 Term Loan–1st Lien, 3.750% (3-month USLIBOR +3.250%), 5/4/2026	6,921,719
2,500,000	[2]	Ultimate Software Group, Inc., 2021 Term Loan–2nd Lien, TBD, 5/3/2027	2,515,113
2,428,940		Ultimate Software Group, Inc., Term Loan B–1st Lien, 3.854% (1-month USLIBOR +3.750%), 5/4/2026	2,424,932
8,902,625		Veritas US, Inc., 2021 Term Loan B–1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	8,913,753
5,388,751		VS Buyer, LLC, Term Loan B–1st Lien, 3.104% (1-month USLIBOR +3.000%), 2/28/2027	5,375,279
2,970,000		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 4.250% (1-month USLIBOR +3.750%), 12/21/2027	2,974,336
		TOTAL	312,957,510
		Transportation Services— 0.9%
2,947,725		Buckeye Partners, L.P., 2021 Term Loan B–1st Lien, 3.500% (1-month USLIBOR +2.250%), 11/1/2026	2,940,355
1,460,784		First Student Bidco, Inc., Term Loan B–1st Lien, 3.500% (3-month USLIBOR +3.000%), 7/21/2028	1,456,526
539,216		First Student Bidco, Inc., Term Loan C–1st Lien, 3.500% (3-month USLIBOR +3.000%), 7/21/2028	537,644
3,930,000		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 2.224% (3-month USLIBOR +2.000%), 12/30/2026	3,910,350
1,000,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,060,000
6,947,500		United Airlines, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR +3.750%), 4/21/2028	6,988,143
		TOTAL	16,893,018
		Utility - Electric— 0.5%
3,549,083		Calpine Construction Finance Co., L.P., 2017 Term Loan B–1st Lien, 2.104% (1-month USLIBOR +2.000%), 1/15/2025	3,525,429
3,945,076		Calpine Corp., 2020 Term Loan B5–1st Lien, 2.610% (1-month USLIBOR +2.500%), 12/16/2027	3,924,521
1,667,142		Vistra Operations Co. LLC, Term Loan B3–1st Lien, 1.854%–1.859% (1-month USLIBOR +1.750%), 12/31/2025	1,656,789
		TOTAL	9,106,739
		Wireless Communications— 0.5%
4,423,125		Hunter Holdco 3 Ltd., Term Loan B–1st Lien, 4.750% (3-month USLIBOR +4.250%), 8/19/2028	4,436,969
3,910,684		Iridium Satellite LLC, 2021 Term Loan B2–1st Lien, 3.250% (1-month USLIBOR +2.500%), 11/4/2026	3,914,888
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Wireless Communications— continued
$ 2,000,000		Titan AcquisitionCo New Zealand Ltd., 2021 Term Loan–1st Lien, 4.500% (3-month USLIBOR +4.000%), 10/18/2028	$ 1,998,330
		TOTAL	10,350,187
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,405,806,202)	1,414,380,806
		CORPORATE BONDS— 15.1%
		Aerospace/Defense— 0.3%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	72,506
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,168,705
2,000,000		TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	2,057,500
		TOTAL	5,298,711
		Airlines— 0.3%
4,975,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	5,181,114
		Automotive— 0.7%
7,025,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	6,945,969
2,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,032,420
4,000,000		Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,999,380
		TOTAL	12,977,769
		Building Materials— 0.4%
2,125,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,090,798
2,500,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,609,800
3,475,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,570,406
		TOTAL	8,271,004
		Cable Satellite— 1.0%
5,500,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	5,638,600
5,000,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.250%, 12/1/2026	5,088,300
6,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	6,054,300
2,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,898,000
		TOTAL	19,679,200
		Chemicals— 0.9%
3,800,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,730,023
250,000		INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	251,206
1,125,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,145,847
3,000,000		Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	2,987,685
7,200,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	7,081,488
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Chemicals— continued
$ 2,000,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	$ 2,056,760
	TOTAL	17,253,009
	Consumer Cyclical Services— 0.4%
3,750,000	Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	3,754,219
625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	622,587
4,000,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,556,320
	TOTAL	7,933,126
	Consumer Products— 0.2%
4,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	4,088,280
	Diversified Manufacturing— 0.2%
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	776,081
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,202,146
	TOTAL	2,978,227
	Finance Companies— 0.4%
5,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,252,150
2,850,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	2,859,975
	TOTAL	8,112,125
	Food & Beverage— 0.1%
2,275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	2,393,960
	Gaming— 1.3%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,249,704
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,022,982
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,092,000
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	16,819,120
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,133,320
	TOTAL	24,317,126
	Health Care— 2.4%
5,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,963,500
2,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	2,771,661
5,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	5,261,700
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,911,254
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,547,951
2,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	2,546,639
3,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	3,142,380
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 4,000,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	$ 3,993,880
4,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	4,086,442
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,525,150
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,580,475
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,058,255
	TOTAL	45,389,287
	Independent Energy— 0.9%
3,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	3,814,087
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,257,540
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	683,456
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,680,775
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,474,375
	TOTAL	16,910,233
	Industrial - Other— 0.3%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,007,950
1,000,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	1,001,530
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,605,012
	TOTAL	5,614,492
	Insurance - P&C— 0.6%
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,017,080
4,000,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	4,046,080
6,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	6,026,280
	TOTAL	12,089,440
	Leisure— 0.1%
2,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	2,189,910
	Media Entertainment— 0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,941,200
6,653,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,911,003
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,115,800
1,050,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,076,602
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	929,504
	TOTAL	17,974,109
	Metals & Mining— 0.3%
4,126,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	4,130,745
1,725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,831,708
	TOTAL	5,962,453
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— 0.5%
$ 2,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$ 2,074,500
3,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,722,777
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,476,610
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	605,786
	TOTAL	8,879,673
	Oil Field Services— 0.3%
2,825,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	2,927,237
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,082,190
	TOTAL	5,009,427
	Packaging— 0.3%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,100,605
2,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,014,750
	TOTAL	5,115,355
	Pharmaceuticals— 1.1%
2,750,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,534,331
5,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	4,420,325
5,708,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,821,218
4,000,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,986,120
2,875,000	Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,823,178
525,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	536,482
2,000,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,046,860
	TOTAL	21,168,514
	Retailers— 0.2%
3,350,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	3,560,849
	Technology— 0.8%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,149,535
2,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,017,938
1,175,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	1,209,850
1,075,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,100,048
1,000,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,013,040
2,000,000	NCR Corp., 144A, 5.125%, 4/15/2029	2,074,020
4,000,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,908,020
	TOTAL	15,472,451
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation Services— 0.2%
$ 4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	$ 4,831,530
		TOTAL CORPORATE BONDS (IDENTIFIED COST $285,936,894)	288,651,374
	[1]	ASSET-BACKED SECURITIES— 4.6%
		Finance Companies— 4.4%
1,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 3.724% (3-month USLIBOR +3.600%), 7/15/2032	1,004,385
3,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class ER2, 6.943% (3-month USLIBOR +6.820%), 7/15/2032	2,986,435
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	1,987,322
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class ER, 7.531% (3-month USLIBOR +7.400%), 7/20/2034	2,025,659
1,600,000		Ballyrock LTD., 2020-14A, Class C, 3.732% (3-month USLIBOR +3.600%), 1/20/2034	1,612,558
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.222% (3-month USLIBOR +3.100%), 1/17/2032	2,500,297
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.110% (3-month USLIBOR +2.950%), 5/20/2034	2,229,205
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.309% (3-month USLIBOR +6.150%), 5/20/2034	1,989,402
500,000		Dryden Senior Loan Fund 2021-90A, Class D, 3.160% (3-month USLIBOR +3.000%), 2/20/2035	502,604
1,925,000		Dryden Senior Loan Fund 2021-90A, Class E, 6.409% (3-month USLIBOR +6.250%), 2/20/2035	1,917,388
3,200,000		Dryden Senior Loan Fund 2021-93A, Class E, 6.410% (3-month USLIBOR +6.250%), 1/15/2034	3,181,658
1,500,000		Elmwood CLO, X LTD., 2021-3A, Class D, 2.990% (3-month USLIBOR +2.900%), 10/20/2034	1,506,412
3,000,000		Elmwood CLO, X LTD., 2021-3A, Class E, 5.939% (3-month USLIBOR +5.850%), 10/20/2034	3,015,238
500,000		Elmwood CLO, XI LTD., 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	502,500
1,750,000		Elmwood CLO, XI LTD., 2021-4A, Class E, 6.137% (3-month USLIBOR +6.000%), 10/20/2034	1,694,566
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.182% (3-month USLIBOR +2.050%), 4/20/2034	750,371
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.282% (3-month USLIBOR +3.150%), 4/20/2034	3,502,156
1,750,000		Magnetite CLO, LTD., 2020-28A, Class ER, 6.380% (3-month USLIBOR +6.150%), 1/20/2035	1,743,167
750,000		Magnetite CLO, LTD., 2021-30A, Class D, 3.082% (3-month USLIBOR +2.950%), 10/25/2034	753,734
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 2,425,000		Magnetite CLO, LTD., 2021-30A, Class E, 6.332% (3-month USLIBOR +6.200%), 10/25/2034	$ 2,375,907
1,000,000		Magnetite CLO, LTD., 2021-31A, Class D, 3.109% (3-month USLIBOR +3.000%), 7/15/2034	1,005,654
3,000,000		Magnetite CLO, LTD., 2021-31A, Class E, 6.108% (3-month USLIBOR +6.000%), 7/15/2034	2,980,135
1,250,000		Neuberger Berman CLO, LTD., 2020-39A, Class C, 2.382% (3-month USLIBOR +2.250%), 1/20/2032	1,252,090
1,000,000		Neuberger Berman CLO, LTD., 2020-39A, Class D, 3.732% (3-month USLIBOR +3.600%), 1/20/2032	1,005,251
2,500,000		OCP CLO, LTD., 2019-16A, Class DR, 3.271% (3-month USLIBOR +3.150%), 4/10/2033	2,507,883
1,000,000		OCP CLO, LTD., 2020-18A, Class CR, 2.082% (3-month USLIBOR +1.950%), 7/20/2032	996,689
2,750,000		OCP CLO, LTD., 2020-18A, Class DR, 3.332% (3-month USLIBOR +3.200%), 7/20/2032	2,758,930
2,750,000		OCP CLO, LTD., 2020-8RA, Class C, 3.872% (3-month USLIBOR +3.750%), 1/17/2032	2,768,316
1,000,000		OSD CLO, LTD., 2021-23A, Class D, 2.960% (3-month USLIBOR +2.950%), 4/17/2031	1,000,500
3,000,000		OSD CLO, LTD., 2021-23A, Class E, 6.009% (3-month USLIBOR +6.000%), 4/17/2031	3,001,500
1,000,000		Parallel LTD., 2020-1A, Class CR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	989,343
2,000,000		Parallel LTD., 2020-1A, Class DR, 6.631% (3-month USLIBOR +6.500%), 7/20/2034	1,965,282
3,500,000		Parallel LTD., 2021-1A, Class D, 3.574% (3-month USLIBOR +3.450%), 7/15/2034	3,444,679
950,000		Parallel LTD., 2021-1A, Class E, 6.593% (3-month USLIBOR +6.470%), 7/15/2034	957,052
2,000,000		Pikes Peak CLO7, 2021-9A, Class E, 6.712% (3-month USLIBOR +6.580%), 10/27/2034	1,991,516
1,250,000		Pikes Peak CLO9, 2021-7A, Class D, 3.580% (3-month USLIBOR +3.400%), 2/25/2034	1,257,233
1,000,000		Rockland Park CLO, LTD., 2021-1A, Class C, 2.032% (3-month USLIBOR +1.900%), 4/20/2034	991,696
2,000,000		Rockland Park CLO, LTD., 2021-1A, Class E, 6.381% (3-month USLIBOR +6.250%), 4/20/2034	2,011,142
3,000,000	[2]	Stratus CLO, LTD., 2021-2A, Class E, TBD, 12/28/2029	3,001,500
3,250,000		Symphony CLO, LTD., 2016 - 18A, Class DR, 3.379% (3-month USLIBOR +3.250%), 7/23/2033	3,262,262
2,000,000		Symphony CLO, LTD., 2016 - 18A, Class ER, 7.198% (3-month USLIBOR +7.070%), 7/23/2033	2,023,491
1,000,000		Symphony CLO, LTD., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	997,166
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 3,000,000		Symphony CLO, LTD., 2021-29A, Class E, 6.501% (3-month USLIBOR +6.250%), 1/15/2034	$ 2,989,047
		TOTAL	82,939,321
		Other— 0.2%
4,000,000		Symphony Static CLO I, LTD., 2021-1A, Class E1, 5.479% (3-month USLIBOR +5.350%), 10/25/2029	3,918,948
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $87,021,000)	86,858,269
		COMMON STOCKS— 0.0%
		Consumer Cyclical Services— 0.0%
46,202	[3]	Constellis Holdings LLC	53,918
		Midstream— 0.0%
31,464	[3]	Summit Midstream Partners LP	698,501
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	752,419
		WARRANT— 0.0%
		Health Care— 0.0%
148	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUNDS— 7.2%
2,200,000		Invesco Senior Loan ETF	48,620,000
1,950,000		SPDR Blackstone Senior Loan ETF	88,978,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $137,328,250)	137,598,500
		INVESTMENT COMPANY— 2.2%
41,325,729		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $41,316,227)	41,325,729
		TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $1,958,082,867)[6]	1,969,567,098
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[7]	(63,723,811)
		TOTAL NET ASSETS—100%	$1,905,843,287
Bank Loan Core Fund
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2021	$103,423,369
Purchases at Cost	$532,435,991
Proceeds from Sales	$(594,510,692)
Change in Unrealized Appreciation/Depreciation	$(26,769)
Net Realized Gain/(Loss)	$3,830
Value as of 12/31/2021	$41,325,729
Shares Held as of 12/31/2021	41,325,729
Dividend Income	$5,573
Gain Distributions Received	$12,031

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,954,727,985.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Bank Loan Core Fund
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,414,380,806	$—	$1,414,380,806
Corporate Bonds	—	288,651,374	—	288,651,374
Asset-Backed Securities	—	86,858,269	—	86,858,269
Warrant	—	—	1	1
Exchange-Traded Funds	137,598,500	—	—	137,598,500
Equity Securities:
Common Stocks
Domestic	752,419	—	—	752,419
Investment Company	41,325,729	—	—	41,325,729
TOTAL SECURITIES	$179,676,648	$1,789,890,449	$1	$1,969,567,098

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2021	Year Ended June 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.69	$9.14	$9.83	$10.02	$10.12	$9.90
Income From Investment Operations:
Net investment income (loss)	0.22	0.43	0.49	0.59	0.53	0.49
Net realized and unrealized gain (loss)	(0.04)	0.52	(0.69)	(0.20)	(0.10)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.95	(0.20)	0.39	0.43	0.71
Less Distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.49)	(0.58)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.65	$9.69	$9.14	$9.83	$10.02	$10.12
Total Return[1]	1.92%	10.50%	(2.15)%	4.02%	4.32%	7.31%
Ratios to Average Net Assets:
Net expenses[2]	0.05%[3]	0.05%	0.06%	0.06%	0.05%	0.08%
Net investment income	4.62%[3]	4.47%	5.22%	5.98%	5.27%	4.90%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,905,843	$1,968,305	$1,148,240	$1,043,884	$927,849	$793,870
Portfolio turnover[6]	34%	31%	43%	38%	31%	39%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $41,325,729 of investments in an affiliated holding* (identified cost $1,958,082,867)	$1,969,567,098
Income receivable	13,080,997
Income receivable from an affiliated holding	2,359
Receivable for investments sold	15,301,381
Receivable for shares sold	2,000,000
Total Assets	1,999,951,835
Liabilities:
Payable for investments purchased	90,741,360
Payable for shares redeemed	34,000
Income distribution payable	3,170,677
Accrued expenses (Note 5)	162,511
Total Liabilities	94,108,548
Net assets for 197,528,712 shares outstanding	$1,905,843,287
Net Assets Consist of:
Paid-in capital	$1,959,706,331
Total distributable earnings (loss)	(53,863,044)
Total Net Assets	$1,905,843,287
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,905,843,287 ÷ 197,528,712 shares outstanding, no par value, unlimited shares authorized	$9.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2021 (unaudited)

Investment Income:
Interest	$40,583,919
Dividends (including $5,573 received from an affiliated holding*)	1,827,498
TOTAL INCOME	42,411,417
Expenses:
Administrative fee (Note 5)	3,134
Custodian fees	26,426
Transfer agent fees	61,445
Directors’/Trustees’ fees (Note 5)	5,772
Auditing fees	18,299
Legal fees	5,358
Portfolio accounting fees	277,461
Share registration costs	1,080
Printing and postage	9,459
Miscellaneous (Note 5)	11,455
TOTAL EXPENSES	419,889
Net investment income	41,991,528
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $3,830 on sales of investments in an affiliated holding*)	6,082,579
Realized gain distribution from affiliated investment company shares*	12,031
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(26,769) on investments in an affiliated holding*)	(13,490,556)
Net realized and unrealized gain (loss) on investments	(7,395,946)
Change in net assets resulting from operations	$34,595,582

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2021	Year Ended 6/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,991,528	$69,477,504
Net realized gain (loss)	6,094,610	1,743,569
Net change in unrealized appreciation/depreciation	(13,490,556)	76,103,106
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,595,582	147,324,179
Distributions to Shareholders	(41,740,222)	(64,845,212)
Share Transactions:
Proceeds from sale of shares	506,623,950	978,208,250
Net asset value of shares issued to shareholders in payment of distributions declared	25,852,805	44,858,187
Cost of shares redeemed	(587,793,600)	(285,480,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,316,845)	737,586,256
Change in net assets	(62,461,485)	820,065,223
Net Assets:
Beginning of period	1,968,304,772	1,148,239,549
End of period	$1,905,843,287	$1,968,304,772
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Notes to Financial Statements
December 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Bank Loan Core Fund
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Bank Loan Core Fund
Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Bank Loan Core Fund
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Bank Loan Core Fund
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2021	Year Ended 6/30/2021
Shares sold	52,469,094	103,103,118
Shares issued to shareholders in payment of distributions declared	2,679,254	4,692,574
Shares redeemed	(60,783,035)	(30,279,230)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,634,687)	77,516,462
4. FEDERAL TAX INFORMATION
At December 31, 2021, the cost of investments for federal tax purposes was $1,954,727,985. The net unrealized appreciation of investments for federal tax purposes was $14,839,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,820,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,981,573.
As of June 30, 2021, the Fund had a capital loss carryforward of $75,284,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,728,354	$64,555,929	$75,284,283
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Bank Loan Core Fund
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2021, were as follows:
Purchases	$612,618,899
Sales	$622,939,006
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the six months ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the six months ended December 31, 2021, the program was not utilized.
Bank Loan Core Fund
Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Bank Loan Core Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,019.20	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.95	$0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Bank Loan Core Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C514
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
March 31, 2022

Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX	IS | FCBRX

Federated Hermes Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2021 through March 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2022, was -5.84% for the Class A Shares, -6.43% for the Class B Shares, -6.42% for the Class C Shares and -5.56% for the Institutional Shares. The -5.56% total return of the Institutional Shares consisted of 1.89% in taxable dividends and -7.45% of price depreciation in the net asset value of the shares. The Bloomberg US Mortgage Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned -4.92% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was -4.39% for the same period. The Fund’s and the LUSMFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were: (a) security selection and (b) interest rate strategy.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BMBS.
MARKET OVERVIEW
U.S. economic growth was strong during the reporting period, led by employment gains, consumer spending, greater consumer wealth and stimulus programs. Monetary and fiscal stimulus remained prevalent with low rates, quantitative easing (QE) asset purchases, the distribution of fiscal stimulus funds from the American Rescue Plan Act, as well as gains in housing prices. In the latter portion of the reporting period, the Federal Open Market Committee (FOMC) deemed growth sufficiently strong to announce tapering of QE investments and tightened monetary policy.
Although monetary policy was historically accommodative for a vast majority of the reporting period, the FOMC initiated tightening in March 2022, raising the federal funds target rate 25 basis points to a range of 0.25% to 0.50%. Similarly, QE program purchases of Treasury and agency mortgage-backed securities3 (MBS) were decreased in the latter stage of the reporting period as the degree of monetary policy accommodation was reduced. On the fiscal policy front, the American Rescue Plan Act provided $1.9 trillion of fiscal stimulus which increased unemployment benefits, direct payments to qualifying citizens and a host of other monetary benefits. The combination of monetary and fiscal stimulus, employment gains and rising financial asset prices resulted in strong Gross Domestic Product growth.
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1

Treasury yields and mortgage rates substantially increased during the period. In the first half of the reporting period, depressed Treasury yields led to historically low 30-year fixed mortgage rates and elevated prepayments on residential MBS as borrowers reduced debt service costs via refinancing. However, Treasury yields spiked during the second half of the reporting period, effectively shutting down refinance activity. Demand for Treasury securities declined as evidenced by yield increases across the maturity spectrum.
During the reporting period, the 2- and 10-year U.S. Treasury yields increased 217 and 60 basis points, respectively, resulting in a yield of 2.34% 4 for both.
Security selection
The change in market interest rates to a higher-yield environment reduced the value of mortgage securities with characteristics that reduce prepayment risk. As Treasury yields increased along with mortgage rates, the risk of prepayments and the value of securities offering reduced refinancing risk declined. Fund holdings of such securities were negatively impacted. Security selection acted as a drag on Fund performance during the reporting period.
interest rate strategy
Portfolio effective duration5 and yield curve exposure were tactically adjusted in a manner consistent with Fund management’s view on market yields. Overall, interest rate strategy had a positive impact on Fund performance during the reporting period.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
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2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities (the “Fund”) from March 31, 2012 to March 31, 2022, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
◾ Total returns shown for Class B Shares include the maximum contingent deferred sales charge of 5.50% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of the additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-10.10%	-0.24%	0.59%
Class B Shares	-11.53%	-0.45%	0.46%
Class C Shares	-7.34%	-0.05%	0.46%
Institutional Shares[4]	-5.56%	0.76%	1.09%
BMBS	-4.92%	1.36%	1.70%
LUSMFA	-4.39%	1.40%	1.75%
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3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Mortgage Backed Securities Index” to “Bloomberg US Mortgage Backed Securities Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Institutional Shares commenced operations on May 28, 2020. For the periods prior to the commencement of operations for the Institutional Shares, the performance information shown is for the Fund’s A Shares. The performance of the A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares has a lower expense ratio than the expense ratio of the A Shares. The performance of the A Shares has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s A Shares and Institutional Shares.
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4

Portfolio of Investments Summary Table (unaudited)
At March 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	87.0%
Non-Agency Mortgage-Backed Securities	5.5%
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	1.0%
Cash Equivalents[2]	5.2%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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5

Portfolio of Investments
March 31, 2022
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 87.0%
	Federal Home Loan Mortgage Corporation— 29.3%
$3,429,059	2.000%, 9/1/2050	$ 3,199,285
3,377,247	2.000%, 12/1/2050	3,148,834
3,566,768	2.000%, 3/1/2051	3,319,964
3,637,208	2.000%, 4/1/2051	3,385,530
656,356	2.500%, 9/1/2034	650,052
996,824	2.500%, 9/1/2051	953,170
1,245,781	2.500%, 1/1/2052	1,190,055
992,759	2.500%, 2/1/2052	948,972
594,399	3.000%, 3/1/2032	601,112
773,788	3.000%, 2/1/2033	783,736
1,155,863	3.000%, 1/1/2043	1,153,574
360,897	3.000%, 10/1/2045	359,055
592,861	3.000%, 11/1/2045	589,835
431,939	3.000%, 10/1/2046	428,519
1,152,337	3.000%, 10/1/2046	1,145,987
649,863	3.000%, 11/1/2046	644,312
1,716,150	3.000%, 1/1/2047	1,701,490
1,625,326	3.000%, 2/1/2047	1,611,442
542,800	3.000%, 8/1/2049	534,432
326,106	3.000%, 8/1/2050	320,569
598,038	3.000%, 2/1/2052	586,080
1,996,799	3.000%, 2/1/2052	1,957,746
4,095,327	3.500%, 7/1/2042	4,198,698
2,328,380	3.500%, 9/1/2043	2,385,696
1,078,277	3.500%, 5/1/2046	1,097,744
1,002,515	3.500%, 10/1/2046	1,017,795
849,872	3.500%, 10/1/2046	861,762
394,680	3.500%, 11/1/2047	400,078
171,159	4.000%, 8/1/2025	176,013
2,165,953	4.000%, 12/1/2041	2,240,341
269,369	4.000%, 1/1/2042	278,552
535,565	4.000%, 9/1/2047	551,563
622,874	4.000%, 10/1/2047	642,434
305,464	4.000%, 11/1/2047	314,398
459,104	4.000%, 12/1/2047	472,388
324,298	4.000%, 2/1/2048	333,732
Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 403,745	4.000%, 4/1/2048	$ 414,860
314,516	4.000%, 6/1/2048	325,877
19,347	4.500%, 2/1/2024	19,717
63,840	4.500%, 6/1/2024	65,092
38,556	4.500%, 11/1/2039	40,534
218,274	4.500%, 4/1/2040	230,281
518,878	4.500%, 5/1/2040	547,900
334,523	4.500%, 5/1/2040	353,316
156,360	4.500%, 8/1/2040	165,041
397,521	4.500%, 9/1/2040	420,020
661,125	4.500%, 9/1/2040	698,545
801,908	4.500%, 9/1/2041	856,650
218,116	4.500%, 2/1/2048	231,080
249,188	5.000%, 1/1/2034	263,411
630,155	5.000%, 5/1/2034	666,750
57,401	5.000%, 2/1/2039	61,537
185,630	5.000%, 3/1/2039	199,032
119,501	5.000%, 7/1/2039	127,923
367,300	5.000%, 9/1/2039	393,290
494,151	5.000%, 10/1/2039	529,057
1,590,235	5.500%, 5/1/2034	1,708,378
208,748	5.500%, 12/1/2035	226,187
104,653	5.500%, 5/1/2036	113,613
23,522	5.500%, 6/1/2036	25,612
417,583	5.500%, 6/1/2036	454,575
22,424	5.500%, 9/1/2037	24,492
16,320	6.000%, 2/1/2032	17,682
138,763	6.500%, 10/1/2037	158,052
16,968	6.500%, 4/1/2038	19,317
41,087	6.500%, 10/1/2038	46,989
4,439	6.500%, 10/1/2038	5,082
22,873	7.500%, 1/1/2027	24,627
2,306	7.500%, 12/1/2029	2,560
51,323	7.500%, 5/1/2030	55,590
16,998	7.500%, 1/1/2031	19,061
33,190	7.500%, 2/1/2031	37,196
	TOTAL	53,733,871
	Federal National Mortgage Association— 56.1%
2,909,450	2.000%, 10/1/2036	2,830,116
Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$2,907,157	2.000%, 11/1/2036	$ 2,827,886
2,828,974	2.000%, 10/1/2050	2,639,411
3,311,365	2.000%, 11/1/2050	3,087,408
3,498,049	2.000%, 2/1/2051	3,257,093
3,912,392	2.000%, 2/1/2051	3,641,673
3,649,930	2.000%, 4/1/2051	3,397,372
2,691,665	2.000%, 4/1/2051	2,512,984
4,640,405	2.000%, 5/1/2051	4,319,311
3,140,921	2.000%, 11/1/2051	2,919,658
3,230,902	2.000%, 1/1/2052	3,003,299
520,061	2.500%, 2/1/2028	519,909
609,481	2.500%, 9/1/2034	603,627
687,243	2.500%, 9/1/2034	680,600
8,599,226	2.500%, 5/1/2051	8,225,992
1,574,002	2.500%, 7/1/2051	1,505,193
971,204	2.500%, 11/1/2051	928,064
980,924	2.500%, 12/1/2051	937,046
4,941,974	2.500%, 12/1/2051	4,724,002
1,136,467	2.500%, 1/1/2052	1,085,631
980,715	2.500%, 1/1/2052	937,459
998,188	2.500%, 2/1/2052	954,162
736,089	3.000%, 10/1/2046	730,261
1,077,196	3.000%, 11/1/2046	1,067,994
1,652,693	3.000%, 11/1/2046	1,639,609
591,231	3.000%, 1/1/2047	586,180
824,616	3.000%, 1/1/2047	817,573
526,666	3.000%, 2/1/2047	524,965
719,605	3.000%, 7/1/2049	708,736
1,952,600	3.000%, 9/1/2050	1,919,446
1,950,807	3.000%, 5/1/2051	1,915,244
1,946,958	3.000%, 10/1/2051	1,908,272
1,987,447	3.000%, 12/1/2051	1,946,714
4,974,668	3.500%, 9/1/2042	5,100,236
2,713,105	3.500%, 12/1/2042	2,779,892
2,699,650	3.500%, 8/1/2046	2,737,422
388,396	3.500%, 8/1/2046	394,072
736,153	3.500%, 9/1/2046	745,418
1,202,386	3.500%, 10/1/2047	1,217,706
361,225	3.500%, 11/1/2047	365,828
Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 923,032	3.500%, 1/1/2048	$ 937,966
2,097,592	4.000%, 12/1/2031	2,170,084
499,820	4.000%, 2/1/2041	516,880
1,303,196	4.000%, 12/1/2041	1,347,556
2,189,935	4.000%, 3/1/2042	2,264,142
979,355	4.000%, 4/1/2042	1,020,240
997,098	4.000%, 6/1/2044	1,037,167
194,890	4.000%, 9/1/2046	201,701
589,819	4.000%, 6/1/2047	612,230
392,575	4.000%, 11/1/2047	404,302
597,670	4.000%, 12/1/2047	619,707
392,268	4.000%, 1/1/2048	407,664
356,452	4.000%, 2/1/2048	366,599
399,600	4.000%, 2/1/2048	410,850
665,253	4.000%, 2/1/2048	684,710
244,642	4.000%, 2/1/2048	253,288
383,276	4.000%, 2/1/2048	394,426
119,050	4.000%, 3/1/2048	122,327
350,385	4.000%, 5/1/2048	359,483
138,142	4.000%, 6/1/2048	141,675
324,887	4.000%, 6/1/2048	333,120
393,803	4.500%, 10/1/2040	416,128
1,059,290	4.500%, 3/1/2041	1,128,292
33,744	4.500%, 6/1/2041	35,942
59,790	5.000%, 1/1/2024	60,977
44,695	5.000%, 11/1/2035	47,558
668,504	5.000%, 7/1/2034	707,589
267,831	5.000%, 1/1/2039	286,731
383,816	5.000%, 7/1/2039	410,932
41,532	5.000%, 10/1/2039	44,362
382,654	5.000%, 11/1/2039	410,576
180,163	5.000%, 12/1/2039	192,998
40,275	5.000%, 1/1/2040	43,148
327,242	5.500%, 9/1/2034	352,995
7,382	6.000%, 10/1/2028	7,874
5,120	6.000%, 11/1/2028	5,466
13,026	6.000%, 12/1/2028	13,848
6,498	6.000%, 12/1/2028	6,912
4,657	6.000%, 12/1/2028	4,953
Annual Shareholder Report
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 166	6.000%, 12/1/2028	$ 177
2,566	6.000%, 12/1/2028	2,621
877	6.000%, 1/1/2029	926
5,142	6.000%, 1/1/2029	5,476
1,247	6.000%, 1/1/2029	1,321
291	6.000%, 1/1/2029	309
11,661	6.000%, 1/1/2029	12,383
415	6.000%, 3/1/2029	442
247	6.000%, 3/1/2029	264
25,774	6.000%, 5/1/2029	27,445
21,211	6.000%, 5/1/2029	22,586
328	6.000%, 11/1/2029	349
19,029	6.000%, 11/1/2029	20,271
3,659	6.000%, 4/1/2031	3,947
317,726	6.000%, 11/1/2034	348,281
21,335	6.000%, 5/1/2036	23,566
20,743	6.000%, 6/1/2036	22,941
35,558	6.000%, 7/1/2036	39,375
76,447	6.000%, 9/1/2037	84,760
131,859	6.000%, 2/1/2038	146,577
60,077	6.000%, 4/1/2038	66,838
21,271	6.500%, 5/1/2031	23,266
25,535	6.500%, 4/1/2032	28,316
112,634	6.500%, 9/1/2036	127,570
327,108	6.500%, 8/1/2037	370,989
20,243	7.000%, 8/1/2028	22,067
21,854	7.000%, 10/1/2028	23,762
17,214	7.000%, 6/1/2029	18,927
169	7.000%, 11/1/2031	189
5,322	7.000%, 11/1/2031	6,001
42,500	7.000%, 12/1/2031	47,537
3,718	7.000%, 12/1/2031	4,168
764	7.000%, 1/1/2032	855
851	7.500%, 1/1/2030	946
	TOTAL	102,932,310
	Government National Mortgage Association— 1.6%
1,774,167	3.500%, 2/20/2048	1,808,939
112,125	5.000%, 11/20/2038	118,740
38,629	5.000%, 12/20/2038	40,913
Annual Shareholder Report
10

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 77,978		5.000%, 5/20/2039	$ 82,644
273,409		5.000%, 8/20/2039	289,911
121,883		5.000%, 9/20/2039	129,243
130,725		5.500%, 12/20/2038	141,888
106,287		6.000%, 9/20/2038	117,757
6,504		7.500%, 12/15/2023	6,689
6,860		7.500%, 1/15/2026	7,313
5,776		7.500%, 2/15/2026	6,162
109,710		7.500%, 2/15/2028	118,713
3,224		7.500%, 10/15/2029	3,524
4,661		7.500%, 10/15/2029	5,129
528		7.500%, 7/15/2029	580
550		7.500%, 7/15/2029	604
57		7.500%, 7/15/2029	57
408		7.500%, 9/15/2029	446
2,290		7.500%, 9/15/2029	2,502
1,442		7.500%, 10/15/2029	1,547
8,533		7.500%, 10/15/2029	9,351
45,993		7.500%, 6/15/2030	50,848
19,472		7.500%, 6/15/2030	21,118
34,825		7.500%, 7/15/2030	38,501
63,392		8.250%, 10/15/2030	71,020
		TOTAL	3,074,139
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $161,487,819)	159,740,320
		COLLATERALIZED MORTGAGE OBLIGATIONS— 6.5%
		Government National Mortgage Association— 1.0%
1,054,490	[1]	REMIC, Series 2013-158, Class AB, 3.091% (1-month USLIBOR +0.000%), 8/16/2053	1,044,944
738,143		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	731,517
		TOTAL	1,776,461
		Non-Agency Mortgage-Backed Securities— 5.5%
129,059		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	44,554
209,859		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	210,181
1,850,000		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/26/2052	1,706,119
2,379,017		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	2,264,434
2,266,751		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	2,094,708
2,259,000		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,086,840
34,161	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	10,552
Annual Shareholder Report
11

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$1,930,280		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	$ 1,781,362
		TOTAL	10,198,750
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,421,311)	11,975,211
		ASSET-BACKED SECURITIES— 2.1%
		Single Family Rental Security— 0.5%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	984,848
		Student Loans— 1.6%
1,036,631		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,002,155
733,272		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	710,702
1,131,038	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.497% (1-month USLIBOR +1.100%), 7/15/2053	1,136,616
		TOTAL	2,849,473
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,911,874)	3,834,321
		INVESTMENT COMPANY— 5.2%
9,530,284		Federated Hermes Government Obligations Fund, Premier Shares, 0.19%[3] (IDENTIFIED COST $9,530,284)	9,530,284
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $187,351,288)[4]	185,080,136
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(1,552,332)
		TOTAL NET ASSETS—100%	$183,527,804
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2021	$68,558,463
Purchases at Cost	$66,064,257
Proceeds from Sales	$(125,092,436)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2022	$9,530,284
Shares Held as of 3/31/2022	9,530,284
Dividend Income	$12,131

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
Annual Shareholder Report
12

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $187,265,335.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$159,740,320	$—	$159,740,320
Collateralized Mortgage Obligations	—	11,975,211	—	11,975,211
Asset-Backed Securities	—	3,834,321	—	3,834,321
Investment Company	9,530,284	—	—	9,530,284
TOTAL SECURITIES	$9,530,284	$175,549,852	$—	$185,080,136

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.39	$7.51	$7.27	$7.21	$7.37
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.11	0.18	0.18	0.17
Net realized and unrealized gain (loss)	(0.52)	(0.09)	0.24	0.07	(0.16)
Total From Investment Operations	(0.43)	0.02	0.42	0.25	0.01
Less Distributions:
Distributions from net investment income	(0.12)	(0.14)	(0.18)	(0.19)	(0.17)
Net Asset Value, End of Period	$6.84	$7.39	$7.51	$7.27	$7.21
Total Return[2]	(5.84)%	0.19%	5.86%	3.48%	0.15%
Ratios to Average Net Assets:
Net expenses[3]	0.95%	0.95%	0.97%	0.96%	0.96%
Net investment income	1.27%	1.46%	2.41%	2.59%	2.28%
Expense waiver/reimbursement[4]	0.00%[5]	0.01%	0.03%	0.04%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$175,800	$219,671	$206,154	$216,404	$236,461
Portfolio turnover[6]	274%	277%[7]	82%	60%	45%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	55%	47%	74%	60%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.39	$7.52	$7.28	$7.21	$7.38
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.06	0.12	0.13	0.11
Net realized and unrealized gain (loss)	(0.51)	(0.11)	0.24	0.07	(0.16)
Total From Investment Operations	(0.47)	(0.05)	0.36	0.20	(0.05)
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.12)	(0.13)	(0.12)
Net Asset Value, End of Period	$6.85	$7.39	$7.52	$7.28	$7.21
Total Return[2]	(6.43)%	(0.71)%	5.06%	2.83%	(0.74)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.71%	1.72%	1.71%	1.71%
Net investment income	0.51%	0.76%	1.67%	1.81%	1.54%
Expense waiver/reimbursement[4]	0.00%[5]	0.01%	0.03%	0.04%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$202	$502	$1,310	$1,691	$3,024
Portfolio turnover[6]	274%	277%[7]	82%	60%	45%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	55%	47%	74%	60%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.39	$7.51	$7.27	$7.21	$7.37
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.06	0.12	0.13	0.11
Net realized and unrealized gain (loss)	(0.51)	(0.10)	0.25	0.06	(0.15)
Total From Investment Operations	(0.47)	(0.04)	0.37	0.19	(0.04)
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.13)	(0.13)	(0.12)
Net Asset Value, End of Period	$6.85	$7.39	$7.51	$7.27	$7.21
Total Return[2]	(6.42)%	(0.57)%	5.06%	2.69%	(0.61)%
Ratios to Average Net Assets:
Net expenses[3]	1.70%	1.71%	1.72%	1.71%	1.71%
Net investment income	0.52%	0.73%	1.66%	1.81%	1.53%
Expense waiver/reimbursement[4]	0.00%[5]	0.01%	0.03%	0.04%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,889	$6,033	$9,464	$8,999	$16,447
Portfolio turnover[6]	274%	277%[7]	82%	60%	45%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	55%	47%	74%	60%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2022	Period Ended 3/31/2021[1]
Net Asset Value, Beginning of Period	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.11	0.10
Net realized and unrealized (loss)	(0.51)	(0.16)
Total From Investment Operations	(0.40)	(0.06)
Less Distributions:
Distributions from net investment income	(0.15)	(0.14)
Net Asset Value, End of Period	$6.83	$7.38
Total Return[3]	(5.56)%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.71%	0.70%[5]
Net investment income	1.54%	1.54%[5]
Expense waiver/reimbursement[6]	0.00%[7]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,637	$535
Portfolio turnover[8]	274%	277%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	55%	47%

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
March 31, 2022

Assets:
Investment in securities, at value including $9,530,284 of investments in an affiliated holding* (identified cost $187,351,288)	$185,080,136
Income receivable	435,491
Income receivable from an affiliated holding	1,055
Receivable for investments sold	18,213,334
Receivable for shares sold	113,466
Total Assets	203,843,482
Liabilities:
Payable for investments purchased	20,025,756
Payable for shares redeemed	58,877
Income distribution payable	31,398
Payable for investment adviser fee (Note 5)	1,790
Payable for administrative fee (Note 5)	393
Payable for distribution services fee (Note 5)	3,632
Payable for other service fees (Notes 2 and 5)	58,015
Accrued expenses (Note 5)	135,817
Total Liabilities	20,315,678
Net assets for 26,817,027 shares outstanding	$183,527,804
Net Assets Consist of:
Paid-in capital	$201,094,019
Total distributable earnings (loss)	(17,566,215)
Total Net Assets	$183,527,804
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($175,799,736 ÷ 25,687,860 shares outstanding), no par value, unlimited shares authorized	$6.84
Offering price per share (100/95.50 of $6.84)	$7.16
Redemption proceeds per share	$6.84
Class B Shares:
Net asset value per share ($202,076 ÷ 29,501 shares outstanding), no par value, unlimited shares authorized	$6.85
Offering price per share	$6.85
Redemption proceeds per share (94.50/100 of $6.85)	$6.47
Class C Shares:
Net asset value per share ($5,889,043 ÷ 860,062 shares outstanding), no par value, unlimited shares authorized	$6.85
Offering price per share	$6.85
Redemption proceeds per share (99.00/100 of $6.85)	$6.78
Institutional Shares:
Net asset value per share ($1,636,949 ÷ 239,604 shares outstanding), no par value, unlimited shares authorized	$6.83
Offering price per share	$6.83
Redemption proceeds per share	$6.83

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended March 31, 2022

Investment Income:
Interest	$4,621,339
Dividends received from an affiliated holding*	12,131
TOTAL INCOME	4,633,470
Expenses:
Investment adviser fee (Note 5)	732,837
Administrative fee (Note 5)	166,584
Custodian fees	27,429
Transfer agent fees	240,040
Directors’/Trustees’ fees (Note 5)	2,227
Auditing fees	29,900
Legal fees	9,074
Portfolio accounting fees	144,507
Distribution services fee (Note 5)	36,397
Other service fees (Notes 2 and 5)	514,654
Share registration costs	64,572
Printing and postage	27,738
Miscellaneous (Note 5)	27,510
TOTAL EXPENSES	2,023,469
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(437)
Net expenses	2,023,032
Net investment income	2,610,438
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(2,247,970)
Net realized loss on futures contracts	(278,114)
Net change in unrealized appreciation of investments	(11,456,149)
Net change in unrealized appreciation of futures contracts	(3,685)
Net realized and unrealized gain (loss) on investments and futures contracts	(13,985,918)
Change in net assets resulting from operations	$(11,375,480)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended March 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,610,438	$3,345,222
Net realized gain (loss)	(2,526,084)	(241,484)
Net change in unrealized appreciation/depreciation	(11,459,834)	(3,177,182)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,375,480)	(73,444)
Distributions to Shareholders:
Class A Shares	(3,443,982)	(3,962,165)
Class B Shares	(2,731)	(7,609)
Class C Shares	(43,230)	(93,943)
Institutional Shares	(21,465)	(29,884)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,511,408)	(4,093,601)
Share Transactions:
Proceeds from sale of shares	11,249,842	74,869,406
Net asset value of shares issued to shareholders in payment of distributions declared	3,137,922	3,678,890
Cost of shares redeemed	(42,714,005)	(64,568,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,326,241)	13,980,259
Change in net assets	(43,213,129)	9,813,214
Net Assets:
Beginning of period	226,740,933	216,927,719
End of period	$183,527,804	$226,740,933

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
March 31, 2022
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
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22

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Annual Shareholder Report
23

securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended March 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$502,685
Class B Shares	747
Class C Shares	11,222
TOTAL	$514,654
Annual Shareholder Report
24

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not
Annual Shareholder Report
25

correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At March 31, 2022, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $1,542,678. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(278,114)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,685)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
26

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	911,501	$6,638,700	9,020,552	$67,910,096
Shares issued to shareholders in payment of distributions declared	423,416	3,071,394	471,908	3,550,183
Shares redeemed	(5,389,557)	(39,184,021)	(7,197,033)	(53,960,609)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,054,640)	$(29,473,927)	2,295,427	$17,499,670
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,373	$17,540	8,021	$60,232
Shares issued to shareholders in payment of distributions declared	375	2,731	991	7,480
Shares redeemed	(41,144)	(302,715)	(115,395)	(871,186)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(38,396)	$(282,444)	(106,383)	$(803,474)
	Year Ended 3/31/2022		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	419,563	$2,973,420	498,851	$3,763,164
Shares issued to shareholders in payment of distributions declared	5,886	42,586	12,116	91,345
Shares redeemed	(381,951)	(2,801,321)	(953,884)	(7,163,695)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	43,498	$214,685	(442,917)	$(3,309,186)
	Year Ended 3/31/2022		Year Ended 3/31/2021[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	223,657	$1,620,182	415,547	$3,135,914
Shares issued to shareholders in payment of distributions declared	2,958	21,211	3,980	29,882
Shares redeemed	(59,545)	(425,948)	(346,993)	(2,572,547)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	167,070	$1,215,445	72,534	$593,249
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,882,468)	$(28,326,241)	1,818,661	$13,980,259

1	Reflects operations for the period from May 28, 2020 (date of initial investment) to March 31, 2021.
Annual Shareholder Report
27

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$3,511,408	$4,093,601
As of March 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$39,813
Net unrealized depreciation	$(2,185,199)
Capital loss carryforwards	$(15,420,829)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar roll adjustments.
At March 31, 2022, the cost of investments for federal tax purposes was $187,265,335. The net unrealized depreciation of investments for federal tax purposes was $2,185,199. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,292,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,477,811.
As of March 31, 2022, the Fund had a capital loss carryforward of $15,420,829 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,466,438	$2,954,391	$15,420,829
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2022, the Adviser voluntarily waived $157 of its fee.
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28

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2022, the Adviser reimbursed $280.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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29

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$2,242
Class C Shares	34,155
TOTAL	$36,397
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2022, FSC retained $4,572 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2022, FSC retained $1,358 in sales charges from the sale of Class A Shares. FSC also retained $107 and $130 of CDSC relating to redemptions of Class A Shares and Class B Shares, respectively.
Other Service Fees
For the year ended March 31, 2022, FSSC received $173,500 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
30

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2022, were as follows:
Purchases	$11,315,848
Sales	$6,658,459
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2022, the Fund had no outstanding loans. During the year ended March 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2022, there were no outstanding loans. During the year ended March 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES FUND FOR U.S. GOVERNMENT SECURITIES:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities (formerly, Federated Fund for U.S. Government Securities) (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (formerly, Federated Income Securities Trust) (the “Trust”)), including the portfolio of investments, as of March 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust), at March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$942.60	$4.65
Class B Shares	$1,000	$940.30	$8.27
Class C Shares	$1,000	$940.50	$8.27
Institutional Shares	$1,000	$943.60	$3.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.14	$4.84
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.40	$8.60
Institutional Shares	$1,000	$1,021.39	$3.58

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class B Shares	1.71%
Class C Shares	1.71%
Institutional Shares	0.71%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised eight portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs, General
Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
CUSIP 31420C522
28390 (5/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $218,680

Fiscal year ended 2021 - $237,490

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $4,000

Fiscal year ended 2021 - $4,000

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Fiscal year ended 2021- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,325 and $0 respectively. Fiscal year ended 2022- Audit consent fee for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $71,430 and $49,999 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $179,134

Fiscal year ended 2021 - $77,243

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2022